              As filed with the Securities and Exchange Commission.

                                                     '33 Act File No. 033-22940
                                                      '40 Act File No. 811-5606

===============================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 17 [X]

                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 19 [X]


                        NATIONWIDE VA SEPARATE ACCOUNT-A
                           (Exact Name of Registrant)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER SECRETARY , ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information and the Financial Statements.

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on January 25, 2002 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485


If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

===============================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information.....................................Calculation of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32


                      SUPPLEMENT DATED JANUARY 25, 2002 TO

                        PROSPECTUS DATED MAY 1, 2001 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VA SEPARATE ACCOUNT - A

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. ALL REFERENCES IN THE PROSPECTUS TO "NATIONWIDE SEPARATE ACCOUNT TRUST" OR "NSAT" ARE CHANGED TO "GARTMORE VARIABLE INSURANCE TRUST" AND "GVIT," RESPECTIVELY.

2.   EFFECTIVE JANUARY 25, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS CHANGED
     NAMES:

     --------------------------------------------------------------------------------------------------------------------------
     OLD UNDERLYING MUTUAL FUND NAME                              NEW UNDERLYING MUTUAL FUND NAME
     --------------------------------------------------------------------------------------------------------------------------
     Nationwide Separate Account Trust ("NSAT") - Capital         Gartmore Variable Insurance Trust ("GVIT") - Gartmore GVIT
     Appreciation Fund                                            Growth Fund: Class I
     --------------------------------------------------------------------------------------------------------------------------
     NSAT - Government Bond Fund                                  GVIT - Gartmore GVIT Government Bond Fund: Class I
     --------------------------------------------------------------------------------------------------------------------------
     NSAT - Money Market Fund                                     GVIT - Gartmore GVIT Money Market Fund: Class I
     --------------------------------------------------------------------------------------------------------------------------
     NSAT - Total Return Fund                                     GVIT - Gartmore GVIT Total Return Fund: Class I
     --------------------------------------------------------------------------------------------------------------------------

3.   THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" ARE MODIFIED AS FOLLOWS:


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets,
                       after reimbursements and waivers)


-------------------------------------------------------------------------------------------------------------------------
                                                               Management      Other        12b-1     Total Underlying
                                                                  Fees        Expenses       Fees        Mutual Fund
                                                                                                           Expenses
-------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund: Class I (formerly,        0.50%        0.23%        0.00%            0.73%
NSAT Government Bond Fund)
-------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth Fund: Class I (formerly, NSAT            0.60%        0.23%        0.00%            0.83%
Capital Appreciation Fund)
-------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund: Class I (formerly,           0.39%        0.22%        0.00%            0.61%
NSAT Money Market Fund)
-------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Total Return Fund: Class I (formerly,           0.58%        0.23%        0.00%            0.81%
NSAT Total Return Fund)
-------------------------------------------------------------------------------------------------------------------------

     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

4.   THE "EXAMPLE" TABLE IS MODIFIED AS FOLLOWS:

     EXAMPLE

     The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

     These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

     The chart reflects expenses of both the variable account and the underlying mutual funds. A 7 year CDSC schedule and a variable account charge of 1.30% are assumed.

     In addition, the chart reflects the Contract Maintenance Charge, expressed as a percentage of average account value. Since the average account value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

---------------------------------------------------------------------------------------------------------------------------
                              If you surrender your contract  If you do not surrender your  If you annuitize your contract
                               at the end of the applicable    contract at the end of the    at the end of the applicable
                                       time period              applicable time period             time period
---------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government    92     111    141     245      22    66     114     245      *     66     114      245
Bond Fund: Class I (formerly,
NSAT Government Bond Fund)
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth        93     116    148     260      23    71     121     260      *     71     121      260
Fund: Class I (formerly, NSAT
Capital Appreciation Fund)
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money         90     108    135     233      20    63     108     233      *     63     108      233
Market Fund: Class I
(formerly, NSAT Money Market
Fund)
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Total         93     115    147     258      23    70     120     258      *     70     120      258
Return Fund: Class I
(formerly, NSAT Total Return
Fund)
---------------------------------------------------------------------------------------------------------------------------

     * The contracts sold under this prospectus do not permit annuitization during the first two contract years.


5. THE THIRD BULLET ITEM OF THE FIRST PARAGRAPH OF THE "INDIVIDUAL RETIREMENT ANNUITIES (IRAS)" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

6. THE FOURTH PARAGRAPH OF THE "INDIVIDUAL RETIREMENT ANNUITIES (IRAS)" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

7. THE THIRD BULLET ITEM OF THE FIRST PARAGRAPH OF THE "ROTH IRAS" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:


     o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

8. THE "TAX SHELTERED ANNUITIES" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED TO INCLUDE THE FOLLOWING AS THE THIRD PARAGRAPH OF THE PROVISION:

     Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

9. THE PROVISION ENTITLED "MARKET TIMING FIRMS" IS REMOVED AND THE PROVISION ENTITLED "TRANSFERS AMONG THE SUB-ACCOUNTS" IS MODIFIED TO INCLUDE THE
     FOLLOWING:

     Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

     If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

10.  THE "REQUIRED DISTRIBUTIONS" PROVISION IS MODIFIED AS FOLLOWS:

     REQUIRED DISTRIBUTIONS

     Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

     The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

     REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

     In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

     Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

     Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

     REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

     Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

     1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

          b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

     In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

     a) the death of the annuitant will be treated as the death of a contract owner;

     b) any change of annuitant will be treated as the death of a contract owner; and

     c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

     These distribution provisions do not apply to any contract exempt from
     Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

     The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

     REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, AND ROTH IRAS

     Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

          a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

          b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

     For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

     For Individual Retirement Annuities and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, or SEP IRA of the contract owner.

     If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

     If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

          (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

          (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

          (c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.


     If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

          (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

          (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

          (c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

     If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

     For Individual Retirement Annuities and SEP IRAs, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities or SEP IRAs.

     Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

11. THE LAST PARAGRAPH OF THE "NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS CONTRACT OWNERS" PROVISION UNDER THE HEADING "FEDERAL INCOME TAXES" IS MODIFIED AS FOLLOWS:

     The non-natural person rules also do not apply to contracts that are:

          o acquired by the estate of a decedent by reason of the death of the decedent;

          o issued in connection with certain qualified retirement plans and individual retirement plans;

          o purchased by an employer upon the termination of certain qualified retirement plans;

          o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

12.  THE LAST PARAGRAPH OF THE "WITHHOLDING" PROVISION IS MODIFIED AS FOLLOWS:

     If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

13.  THE "TAX CHANGES" PROVISION IS MODIFIED AS FOLLOWS:

     The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

     In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

          o    generally lowering federal income tax rates;

          o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

          o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

          o    eliminating and/or reducing the highest federal estate tax rates;

          o    increasing the estate tax credit; and

          o    for persons dying after 2009, repealing the estate tax.

     All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

14.  "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IS MODIFIED AS
     FOLLOWS:

     GARTMORE VARIABLE INSURANCE TRUST
     Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

          GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I (FORMERLY, GOVERNMENT BOND
          FUND)
          Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

          GARTMORE GVIT GROWTH FUND: CLASS I (FORMERLY, CAPITAL APPRECIATION
          FUND)
          Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

          GARTMORE GVIT MONEY MARKET FUND: CLASS I (FORMERLY, MONEY MARKET FUND) Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

          GARTMORE GVIT TOTAL RETURN FUND: CLASS I (FORMERLY, TOTAL RETURN FUND) Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

             Issued by Nationwide Life and Annuity Insurance Company
                  through its Nationwide VA Separate Account-A

                   The date of this prospectus is May 1, 2001.


-------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including mutual funds and other variable annuity or variable life insurance products offered by Nationwide Life and Annuity Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
-------------------------------------------------------------------------------

The following underlying mutual funds are available under the contracts:

AVAILABLE FOR ALL CONTRACTS

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS
o    American Century VP Balanced

NATIONWIDE SEPARATE ACCOUNT TRUST
o    Capital Appreciation Fund
o    Government Bond Fund
o    Money Market Fund
o    Total Return Fund

AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 1991

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Growth Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    Balanced Portfolio

Purchase payments not invested in the underlying mutual fund options of the Nationwide VA Separate Account-A ("variable account") may be allocated to the fixed account.

The Statement of Additional Information (dated May 1, 2001) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 36.

For general information or to obtain FREE copies of the:
o    Statement of Additional Information;
o prospectus, annual report or semi-annual report for any underlying mutual fund; or
o    required Nationwide forms,

call:          1-800-533-5622
         TDD   1-800-238-3035

or write:
    NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
    P.O. BOX 182008
    COLUMBUS, OHIO 43218-2008

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

THIS ANNUITY:
o    IS NOT A BANK DEPOSIT
o    IS NOT FDIC INSURED
o    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
o    IS NOT AVAILABLE IN EVERY STATE
o    MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS



ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life and Annuity Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VA Separate Account-A, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..........................

SUMMARY OF CONTRACT EXPENSES.......................

UNDERLYING MUTUAL FUND ANNUAL
     EXPENSES......................................

EXAMPLE............................................

SYNOPSIS OF THE CONTRACTS..........................

FINANCIAL STATEMENTS...............................

CONDENSED FINANCIAL INFORMATION....................

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY......

NATIONWIDE INVESTMENT SERVICES
     CORPORATION...................................

TYPES OF CONTRACTS.................................
     Non-Qualified Contracts
     Individual Retirement Annuities (IRAs)
     Simplified Employee Pension IRAs (SEP IRAs)
     Roth IRAs
     Tax Sheltered Annuities
     Qualified Plans

INVESTING IN THE CONTRACT..........................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

CHARGES AND DEDUCTIONS.............................
     Contract Maintenance Charge
     Mortality and Expense Risk Charge
     Administration Charge
     Contingent Deferred Sales Charge
     Premium Taxes

CONTRACT OWNERSHIP.................................
     Joint Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT..........................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE....................................

SURRENDER (REDEMPTION).............................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional Retirement Program
     Surrenders Under a Qualified Plan or Tax Sheltered Annuity

LOAN PRIVILEGE.....................................
     Minimum & Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT.........................................

CONTRACT OWNER SERVICES............................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE..........................

ANNUITIZING THE CONTRACT...........................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS.....................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS.............................
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Qualified Plans and Tax Sheltered Annuities Required Distributions for IRAs and SEP IRAs
     Required Distributions for Roth IRAs
     New Minimum Required Distribution Rules

FEDERAL TAX CONSIDERATIONS.........................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS.............................

LEGAL PROCEEDINGS..................................

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY....

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION...................................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS.

APPENDIX B: CONDENSED FINANCIAL INFORMATION........

SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless the contract owner meets an available exception under the contract.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)..................7%(1)

Range of CDSC over time:

------------------------------------------------------
Number of Completed Years from         CDSC
   Date of Purchase Payment         Percentage
------------------------------------------------------
               0                        7%
------------------------------------------------------
               1                        6%
------------------------------------------------------
               2                        5%
------------------------------------------------------
               3                        4%
------------------------------------------------------
               4                        3%
------------------------------------------------------
               5                        2%
------------------------------------------------------
               6                        1%
------------------------------------------------------
               7                        0%
------------------------------------------------------

(1) Each contract year, the contract owner may withdraw without a CDSC any amount in order for the contract to meet minimum distribution requirements under the Internal Revenue Code. Starting with the second contract year, the contract owner may withdraw without a CDSC the greater of:

     a)   10% of all purchase payments made to the contract; or

     b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

The Internal Revenue Code may impose restrictions on withdrawals for contracts issued as Tax Sheltered Annuities or contracts issued to fund qualified plans.



MAXIMUM ANNUAL CONTRACT
MAINTENANCE CHARGE.............................$30(2)

VARIABLE ACCOUNT CHARGES(3)
(annualized rate of variable account charges as a percentage of daily net assets)

Mortality and Expense Risk Charge.............1.25%
Administration Charge.........................0.05%
     Total Variable Account Charges...........1.30%

(2) The Contract Maintenance Charge is deducted on each contract anniversary and on the date of surrender when a contract is surrendered in full.

(3) The Variable Account Charges are taken on a daily basis equal to an annualized rate of 1.30%. The Variable Account Charges apply only to amounts allocated to the sub-accounts. They do not apply to allocations made to the fixed account.

MAXIMUM LOAN PROCESSING FEE.....................$25

Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Qualified Contracts and Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)

---------------------------------------------------------------------------------------------------------------------
                                                           Management       Other         12b-1       Total Mutual
                                                              Fees         Expenses        Fees      Fund Expenses
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American        0.90%          0.00%         0.00%          0.90%
Century VP Balanced
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                0.57%          0.08%         0.00%          0.65%(1)
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Balanced Portfolio                      0.85%          0.14%         0.00%          0.99%
---------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                               0.60%          0.20%         0.00%          0.80%
---------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                    0.50%          0.16%         0.00%          0.66%
---------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                       0.39%          0.16%         0.00%          0.55%
---------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                       0.58%          0.20%         0.00%          0.78%
---------------------------------------------------------------------------------------------------------------------

(1) Actual Annual Class Operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balance were used to reduce a portion of the fund's custodian expenses.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

---------------------------------------------------------------------------------------------------------------------
                                                           Management       Other         12b-1       Total Mutual
                                                              Fees         Expenses        Fees      Fund Expenses
---------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                               0.60%          0.23%         0.00%          0.83%
---------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                    0.50%          0.23%         0.00%          0.73%
---------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                       0.39%          0.22%         0.00%          0.61%
---------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                       0.58%          0.23%         0.00%          0.81%
---------------------------------------------------------------------------------------------------------------------

EXAMPLE

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The chart reflects expenses of both the variable account and the underlying mutual funds. A 7 year CDSC schedule and a variable account charge of 1.30% are assumed.

In addition, the chart reflects the Contract Maintenance Charge, expressed as a percentage of average account value. Since the average account value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

---------------------------------------------------------------------------------------------------------------------------
                              If you surrender your contract  If you do not surrender your  If you annuitize your contract
                               at the end of the applicable    contract at the end of the    at the end of the applicable
                                       time period              applicable time period             time period
---------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
American Century Variable        94     119    154     271      24    74     127     271      *     74     127      271
Portfolios, Inc. - American
Century VP Balanced
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio    91     111    140     244      21    66     113     244      *     66     113      244
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Balanced    95     123    160     283      25    78     133     283      *     78     133      283
Portfolio
---------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund   93     116    148     260      23    71     121     260      *     71     121      260
---------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund        92     111    141     245      22    66     114     245      *     66     114      245
---------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund           90     108    135     233      20    63     108     233      *     63     108      233
---------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund           93     115    147     258      23    70     120     258      *     70     120      258
---------------------------------------------------------------------------------------------------------------------------

* The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts.

The contracts can be categorized as:
     o    Non-Qualified;
     o    Individual Retirement Annuities;
     o    SEP IRAs;
     o    Roth IRAs;
     o    Tax Sheltered Annuities; or
     o    Qualified.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------------------------------------------
                      MINIMUM INITIAL     MINIMUM
     CONTRACT            PURCHASE        SUBSEQUENT
       TYPE              PAYMENT          PAYMENTS
-------------------------------------------------------
Non-Qualified            $1,500             $0
-------------------------------------------------------
IRA                        $0               $0
-------------------------------------------------------
SEP IRA                    $0               $0
-------------------------------------------------------
Roth IRA                   $0               $0
-------------------------------------------------------
Tax Sheltered              $0               $0
Annuity
-------------------------------------------------------
Qualified                  $0               $0
-------------------------------------------------------

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.25% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and administrative risks (see "Mortality and Expense Risk Charge").

Nationwide deducts an Administration Charge equal to an annual rate of 0.05% of the daily net assets of the variable account. Nationwide assesses this charge to reimburse it for administrative expenses relating to contract issuance and maintenance (see "Administration Charge").

A $30 Contract Maintenance Charge is assessed against each contract on the contract anniversary and on the date of surrender when the contract is surrendered in full (see "Contract Maintenance Charge").

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in February, 1981. Nationwide is a member of the Nationwide group of companies with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in 48 states and the District of Columbia.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide Life Insurance Company.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract a required period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

IRAs are contracts that satisfy the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts and Individual Retirement Annuities, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VA Separate Account-A is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on May 6, 1987, pursuant to Ohio law. The variable account was originally established as the "Financial Horizons VA Separate Account-1." Subsequently, the name was changed to "Nationwide VA Separate Account-A" by a Board of Directors resolution. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Individual Retirement Accounts, Roth IRAs, SEP IRAs, Tax Sheltered Annuities, and Qualified Contracts.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     1) shares of a current underlying mutual fund are no longer available for investment; or

     2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

o Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.


CHARGES AND DEDUCTIONS

CONTRACT MAINTENANCE CHARGE

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a Contract Maintenance Charge. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

The charges are as follows:

------------------------------------------------------
  ANNUAL CONTRACT                TYPE OF
 MAINTENANCE CHARGE             CONTRACT
                                 ISSUED
------------------------------------------------------
       $30.00       o  Non-Qualified Contracts
                    o  IRAs
                    o  Tax Sheltered Annuities
                       sold before May 1, 1992
                    o  Qualified Contracts
                       sold before May 1, 1992.(1)
------------------------------------------------------
                    o  Tax Sheltered Annuities
       $12.00       o  sold on or after May 1, 1992.(2)
------------------------------------------------------
  $0.00 to $30.00   o  Qualified Contracts and
                       SEP-IRA Contracts sold on or
                       after May 1, 1992.(3)
------------------------------------------------------

(1) If an Internal Revenue Code Section 401 plan funded by the contracts was established before May 1, 1992, all contracts subsequently issued under that plan will have an annual Contract Maintenance Charge of $30.00.

(2) The Contract Maintenance Charge for these plans may be lowered to reflect administrative savings.

(3) Nationwide uses internal underwriting guidelines to determine the Contract Maintenance Charge for these contract types. These guidelines include: the size of the group, the average participant account balance to be transferred, if any, and administrative savings. Contract Maintenance Charges for these contracts will vary in $5.00 increments between $0 and $30.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account and the fixed account based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge is equal to an annual rate of 0.80% of the daily net assets of the variable account. The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge is equal to an annual rate of 0.45% of the daily net assets of the variable account. The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 0.05% of the daily net assets of the variable account.

The Administration Charge compensates Nationwide for administrative expenses related to contract issuance and maintenance.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

-------------------------------------------------------
 Number of Completed Years             CDSC
   from Date of Purchase            Percentage
          Payment
-------------------------------------------------------
             0                          7%
-------------------------------------------------------
             1                          6%
-------------------------------------------------------
             2                          5%
-------------------------------------------------------
             3                          4%
-------------------------------------------------------
             4                          3%
-------------------------------------------------------
             5                          2%
-------------------------------------------------------
             6                          1%
-------------------------------------------------------
             7                          0%
-------------------------------------------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 6.25% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income tax. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

Beginning with the second contract year, a contract owner may withdraw without a CDSC the greater of:

     (a)  10% of all purchase payments; or

     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

     (1) upon the annuitization of contracts which have been in force for at least two years;

     (2)  upon payment of a death benefit; or

     (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account and the variable account.

Nationwide will waive the CDSC on Qualified Contracts, Tax Sheltered Annuities, and SEP IRAs when:

o the plan participant experiences a hardship (as provided in Internal Revenue Code Section 403(b) and as defined for purposes of Section 401(k));

o the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

o the plan participant reaches age 59 1/2 and has participated in the contract for least 5 years (as determined from the previous contract anniversary);

o the plan participant has participated in the contract for at least 15 years (as determined from the previous contract anniversary);

o    the plan participant dies; or

o the contract is annuitized after 2 years from the date of contract issuance.

Nationwide will waive the CDSC on Non-Qualified Contracts and IRAs other than SEP IRAs when:

o    the annuitant dies; or

o the contract is annuitized after 2 years from the date of contract issuance.

Nationwide may waive or reduce the CDSC for Non-Qualified Contracts when sales are made without commission or other standard distribution expenses, resulting in savings of distribution costs.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

     (1)  the time the contract is surrendered;

     (2)  annuitization; or

     (3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     o    on a Nationwide form;

     o    signed by the contract owner; and

     o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     o    joint owners can only be named for Non-Qualified Contracts;

     o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

     o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

     o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

     o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------------------------------------------
                    MINIMUM INITIAL       MINIMUM
     CONTRACT       PURCHASE PAYMENT    SUBSEQUENT
       TYPE                              PAYMENTS
-------------------------------------------------------
Non-Qualified            $1,500             $0
-------------------------------------------------------
IRA                        $0               $0
-------------------------------------------------------
Roth IRA                   $0               $0
-------------------------------------------------------
SEP IRA                    $0               $0
-------------------------------------------------------
Tax Sheltered              $0               $0
Annuity
-------------------------------------------------------
Qualified                  $0               $0
-------------------------------------------------------

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o  New Year's Day                  o   Independence Day
o  Martin Luther King, Jr. Day     o   Labor Day
o  Presidents' Day                 o   Thanksgiving
o  Good Friday                     o   Christmas
o  Memorial Day

Nationwide also will not price purchase payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts and the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

1)   the value of amounts allocated to the sub-accounts of the variable account;
     and

2)   amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

     (a)  is the sum of:

          (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

          (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

     (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

     (c) is a factor representing the daily variable account charges. The factor is equal to an annual rate of 1.30% of the daily net assets of the variable account.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

     1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

     2)   adding any interest earned on the amounts allocated.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however, Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account when the fixed account value is equal to or greater than 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing or, in those states that allow, over the telephone and/or internet. Nationwide will use reasonable procedures to confirm that telephone and internet instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privileges upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market-timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

o submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

o submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

     a)   the amount requested; or

     b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    Contract Maintenance Charge;

o    the investment performance of the underlying mutual funds; and

o    amounts allocated to the fixed account and any interest credited.

A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

Due to the restrictions described above, a participant under this plan will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.

SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY

Contract owners of a Qualified Plan or Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.  The surrender limitations described in Section A also apply to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Plan terms and the Internal Revenue Code may modify surrender provisions when the contract is issued to fund a Qualified Plan.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts and Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

-------------------------------------------------------
                CONTRACT    MAXIMUM OUTSTANDING LOAN
                VALUES      BALANCE ALLOWED
-------------------------------------------------------
NON-ERISA PLANS up to       up to 80% of contract
                $20,000     value (not more than
                            $10,000)
-------------------------------------------------------
                $20,000     up to 50% of contract
                and over    value (not more than
                            $50,000*)
-------------------------------------------------------

-------------------------------------------------------
ERISA PLANS     All         up to 50% of contract
                            value (not more than
                            $50,000*)
-------------------------------------------------------

* The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts and the fixed account in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     o    the contract is surrendered;

     o    the contract owner/annuitant dies;

     o the contract owner who is not the annuitant dies prior to annuitization; or

     o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

IRAs, Roth IRAs, SEP IRAs, Qualified Contracts and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, the NSAT Government Bond Fund, and the NSAT Money Market Fund to any other underlying mutual fund. Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value when the Dollar cost averaging program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

     1) 10% of all purchase payments made to the contract as of the withdrawal date; or

     2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Minimum Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     1)   an annuity payment option; and

     2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

     1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

     2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     o the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

     o an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs, SEP IRAs, and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the annuitant becomes the contract owner.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

     1)   in a lump sum;

     2)   as an annuity; or

     3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

The death benefit value is determined as of the date Nationwide receives:

     1)   proper proof of the annuitant's death;

     2)   an election specifying the distribution method; and

     3)   any state required form(s).

For contracts issued BEFORE May 1, 1991, the death benefit will be the greater of:

     1)   the contract value; or

     2)   the total of all purchase payments, less any amounts surrendered.

For contracts issued ON OR AFTER May 1, 1991 UP TO the later of May 1, 1998 or a date insurance authorities approve applicable contract modifications, if the annuitant dies before his or her 75th birthday, the death benefit will be the greater of:

     1)   the contract value; or

     2) the total of all purchase payments, increased at an annual rate of 5% simple interest for each year the purchase payment is in force, less any amounts previously surrendered.

For contracts issued ON OR AFTER the later of May 1, 1998 or the date on which state insurance authorities approve applicable contract modifications, the death benefit will be the greater of:

     1)   the contract value; or

     2) the total of all purchase payments, increased at an annual rate of 5% simple interest for each year the purchase payment is in force, less an adjustment for amounts previously surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date of the partial surrender.

Some states prohibit the use of the death benefit described in this provision (e.g. North Carolina). For contracts issued in NORTH CAROLINA BEFORE May 1, 1998, the death benefit will be the greater of:

     1)   the contract value; or

     2)   the total of all purchase payments, less any amounts surrendered.

For contracts issued in NORTH CAROLINA ON OR AFTER May 1, 1998, the death benefit will be the greater of:

     1)   the contract value; or

     2) the total of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

For all contracts, if the annuitant dies on or after his or her 75th birthday, the death benefit will be the contract value.

REQUIRED DISTRIBUTIONS

Any distribution paid that is not due to payment of the death benefit may be subject to a CDSC.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

     1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

          b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

     a) the death of the annuitant will be treated as the death of a contract owner;

     b) any change of annuitant will be treated as the death of a contract owner; and

     c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS AND TAX SHELTERED ANNUITIES

Distributions from Qualified Plans and Tax Sheltered Annuities will be made in accordance with the

Minimum Distribution and the Minimum Distribution Incidental
Benefit ("MDIB") provisions of Section 401(a) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

     a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or


     b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

     a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

     b)   the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distribution commencing on the required distribution date must satisfy minimum distribution and incidental benefit provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity determined by the end of the previous calendar year by:

     a)   the annuitant's life expectancy; or, if applicable,

     b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

     a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

     b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR IRAS AND SEP IRAS

Distributions from an IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

     a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

     b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the IRA or SEP IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

          1) treat the contract as an IRA or SEP IRA established for his or her benefit; or

          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than

               December 31 of the year in which the contract owner would have reached age 70 1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section a) 1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior nontaxable distributions and total account balances at the time of the distribution. The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all Individual Retirement Annuities.

IRA and SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

          1) treat the contract as a Roth IRA established for his or her benefit; or

          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

NEW MINIMUM REQUIRED DISTRIBUTION RULES

In January 2001, the Department of the Treasury promulgated new Minimum Required Distribution rules, which are to be applicable to Qualified Plans, Tax Sheltered Annuities, and IRAs. These rules are proposed to be effective for 2002 and subsequent years.

The new Minimum Required Distribution rules have substantially simplified the calculation of the required distributions. Under the proposed regulations:

     a) a uniform table is used to determine the contract owner/participant's life expectancy and uses the joint life expectancy of the contract owner/participant and a person 10 years younger recalculated annually; and

     b) if the contract owner/participant's spouse is the sole designated beneficiary and is more than 10 years younger than the contract owner/beneficiary, then their joint life expectancy, recalculated annually, may be used instead.

These life expectancies will generally be longer than the life expectancies that are available under the previous proposed regulations, thereby permitting the distribution to be spread out over a longer period of time.

In addition, the designated beneficiary's identity does not have to be determined until December 31 of the year following the contract owner/participant's death. Under the previous proposed regulations, the designated beneficiary had to be determined not later than the required beginning date (generally, when the contract owner/participant attained age 70 1/2).

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, IRAs, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o    IRAs;

o    SEP IRAs;

o    Roth IRAs;

o    Tax Sheltered Annuities; and

o    "Non-Qualified Annuities."

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includible in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includible in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses;

o used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans; or

o purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     2) the distribution not includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     o    a transfer of the contract from one contract owner to another; or

     o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a direct skip and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     a) an individual who is two or more generations younger than the contract owner; or

     b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

     o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

     o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

     o    the failure to diversify was accidental;

     o    the failure is corrected; and

     o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

STATEMENTS AND REPORTS

Nationwide will mail contract owners all statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     o    statements showing the contract's quarterly activity;

     o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

     o semi-annual reports as of June 30 containing financial statements for the variable account; and

     o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss filed by Nationwide and the other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     o    precious metals;
     o    real estate;
     o    stocks and bonds;
     o    closed-end funds;
     o    bank money market deposit accounts and passbook savings;
     o    CDs; and
     o    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     o    S&P 500;
     o    Shearson/Lehman Intermediate Government/Corporate Bond Index;
     o    Shearson/Lehman Long-Term Government/Corporate Bond Index;
     o    Donoghue Money Fund Average;
     o    U.S. Treasury Note Index;
     o    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
     o    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     o    Lipper Analytical Services, Inc.;
     o    CDA/Wiesenberger;
     o    Morningstar;
     o    Donoghue's;
     o    magazines such as:
          -    Money;
          -    Forbes;
          -    Kiplinger's Personal Finance Magazine;
          -    Financial World;
          -    Consumer Reports;
          -    Business Week;
          -    Time;
          -    Newsweek;
          -    National Underwriter; and
          -    News and World Report;
     o    LIMRA;
     o    Value;
     o    Best's Agent Guide;
     o    Western Annuity Guide;
     o    Comparative Annuity Reports;
     o    Wall Street Journal;
     o    Barron's;
     o    Investor's Daily;
     o    Standard & Poor's Outlook; and
     o    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized average total return, calculated in a manner prescribed by the SEC, and non-standardized average annual total return ("non-standardized return").

Standardized average total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). Any calculation will reflect the standard 7-year CDSC schedule and the deduction of all charges that could be made to the contracts, except for premium taxes, which may be imposed by certain states.

Non-standardized return, calculated similar to standardized average annual total return, shows the percentage rate of return of a hypothetical initial investment of $10,000 and does not reflect CDSC for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is non-annualized.

The standardized average annual total return and non-standardized total return quotations are calculated using underlying mutual fund expense data for the period ended December 31, 2000. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                      PAGE
General Information and History..........................................1
Services.................................................................1
Purchase of Securities Being Offered.....................................2
Underwriters.............................................................2
Calculations of Performance..............................................2
Annuity Payments.........................................................2
Financial Statements.....................................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AVAILABLE FOR ALL CONTRACTS

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management investment company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP BALANCED
     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     CAPITAL APPRECIATION FUND
     Investment Objective: Long-term capital appreciation.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing at least 65% of its total assets in U.S. government and agency bonds, bills and notes.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 1991:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for the VIP and its portfolios.

     VIP GROWTH PORTFOLIO
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that this Portfolio makes the most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger and Berman Advisers Management Trust ("NB AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of NB AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

     AMT BALANCED PORTFOLIO
     Investment Objective: To provide long-term capital growth and reasonable current income without undue risk to principal. This Portfolio will seek to achieve its objective through investment of a portion of its assets in common stocks and a portion of its assets in debt securities. The investment adviser anticipates that the Balanced Portfolio's investments will normally be managed so that approximately 60% of the Portfolio's total assets will be invested in common stocks and the remaining assets will be invested in debt securities. However, depending on the investment adviser's views regarding current market trends, the common stock portion of the Portfolio's investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of the Portfolio's assets will be invested in fixed income senior securities.

APPENDIX B: CONDENSED FINANCIAL INFORMATION
Accumulation unit values for accumulation units outstanding throughout the period.

-----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT  ACCUMULATION UNIT  PERCENTAGE CHANGE  NUMBER OF           YEAR
                         VALUE AT           VALUE AT END OF    IN ACCUMULATION    ACCUMULATION UNITS
                         BEGINNING OF       PERIOD             UNIT VALUE         AT END OF PERIOD
                         PERIOD
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
American Century             10.579044         10.165458             -3.91%              803,996      2000
Variable Portfolios,     ----------------------------------------------------------------------------------------
Inc. - American Century      10.000000         10.579044              5.79%                8,159      1999**
VP Balanced - Q/NQ       ----------------------------------------------------------------------------------------

                         ----------------------------------------------------------------------------------------

                         ----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth          44.477104         39.081108            -12.13%            2,137,305      2000
Portfolio - Q/NQ
-----------------------------------------------------------------------------------------------------------------
                             32.787648         44.477104             35.65%            2,836,020      1999
-----------------------------------------------------------------------------------------------------------------
                             23.814680         32.787648             37.68%            3,250,438      1998
-----------------------------------------------------------------------------------------------------------------
                             19.539984         23.814680             21.88%            4,217,774      1997
-----------------------------------------------------------------------------------------------------------------
                             17.260484         19.539984             13.21%            3,604,445      1996
-----------------------------------------------------------------------------------------------------------------
                             12.918431         17.260484             33.61%            3,471,477      1995
-----------------------------------------------------------------------------------------------------------------
                             13.090637         12.918431             -1.32%            3,280,458      1994
-----------------------------------------------------------------------------------------------------------------
                             11.110754         13.090637             17.82%            2,036,067      1993
-----------------------------------------------------------------------------------------------------------------
                             10.000000         11.110754             11.11%              336,875      1992
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT         28.832573         24.338383             -5.78%              868,272      2000
Balanced Portfolio -     ---------------------------------------------------------------------------------------
Q/NQ                         19.595500         28.832573             31.83%            1,138,066      1999
                         ---------------------------------------------------------------------------------------
                             17.698323         19.595500             10.72%            1,423,685      1998
                         ---------------------------------------------------------------------------------------
                             15.011108         17.698323             17.90%            1,559,755      1997
                         ---------------------------------------------------------------------------------------
                             14.230121         15.011108              5.49%            1,665,024      1996
                         ---------------------------------------------------------------------------------------
                             11.649194         14.230121             22.16%            1,725,716      1995
                         ---------------------------------------------------------------------------------------
                             12.212412         11.649194             -4.61%            1,805,011      1994
                         ---------------------------------------------------------------------------------------
                             11.622919         12.212412              5.07%            1,451,756      1993
                         ---------------------------------------------------------------------------------------
                             10.898230         11.622919              6.65%              560,778      1992
                         ---------------------------------------------------------------------------------------
                             10.000000         10.898230              8.98%              136,060      1991
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
NSAT Capital                31.511115          22.850565            -27.48%              318,566      2000
Appreciation Fund - Q/NQ  ---------------------------------------------------------------------------------------
                             30.616503         31.511115              2.92%              510,658      1999
                          ---------------------------------------------------------------------------------------
                             23.867569         30.616503             28.28%              616,735      1998
                          ---------------------------------------------------------------------------------------
                             17.979967         23.867569             32.75%              552,741      1997
                          ---------------------------------------------------------------------------------------
                             14.442619         17.979967             24.49%              469,949      1996
                          ---------------------------------------------------------------------------------------
                             11.311683         14.442619             27.68%              376,778      1995
                          ---------------------------------------------------------------------------------------
                             11.564256         11.311683             -2.18%              342,417      1994
                          ---------------------------------------------------------------------------------------
                             10.689287         11.564256              8.19%              230,700      1993
                          ---------------------------------------------------------------------------------------
                             10.000000         10.689287              6.89%              103,822      1992
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT  ACCUMULATION UNIT  PERCENTAGE CHANGE  NUMBER OF           YEAR
                         VALUE AT           VALUE AT END OF    IN ACCUMULATION    ACCUMULATION UNITS
                         BEGINNING OF       PERIOD             UNIT VALUE         AT END OF PERIOD
                         PERIOD
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond         20.383584         22.642840             11.08%              681,128      2000
Fund - Q/NQ               ---------------------------------------------------------------------------------------
                             21.148524         20.383584             -3.62%            1,081,573      1999
                          ---------------------------------------------------------------------------------------
                             19.674364         21.148524              7.49%            1,482,564      1998
                          ---------------------------------------------------------------------------------------
                             18.176386         19.674364              8.24%            1,641,433      1997
                          ---------------------------------------------------------------------------------------
                             17.796519         18.176386              2.13%            1,906,056      1996
                          ---------------------------------------------------------------------------------------
                             15.183984         17.796519             17.21%            2,196,708      1995
                          ---------------------------------------------------------------------------------------
                             15.897022         15.183984             -4.49%            2,491,403      1994
                          ---------------------------------------------------------------------------------------
                             14.706659         15.897022              8.09%            2,988,523      1993
                          ---------------------------------------------------------------------------------------
                             13.813851         14.706659              6.46%            1,659,747      1992
                          ---------------------------------------------------------------------------------------
                             11.992728         13.813851             15.19%              548,184      1991
                          ---------------------------------------------------------------------------------------
                             11.097621         11.992728              8.07%               84,054      1990
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund*      15.286929         15.998629              4.66%              743,989      2000
- Q/NQ                    ---------------------------------------------------------------------------------------
                             14.772116         15.286929              3.49%              364,098      1999
                          ---------------------------------------------------------------------------------------
                             14.217123         14.772116              3.90%              314,278      1998
                          ---------------------------------------------------------------------------------------
                             13.684658         14.217123              3.89%              256,805      1997
                          ---------------------------------------------------------------------------------------
                             13.190835         13.684658              3.74%              275,872      1996
                          ---------------------------------------------------------------------------------------
                             12.648732         13.190835              4.29%              314,954      1995
                          ---------------------------------------------------------------------------------------
                             12.335970         12.648732              2.54%              445,001      1994
                          ---------------------------------------------------------------------------------------
                             12.163583         12.335970              1.42%              242,419      1993
                          ---------------------------------------------------------------------------------------
                             11.918088         12.163583              2.06%               99,501      1992
                          ---------------------------------------------------------------------------------------
                             11.409868         11.918088              4.45%               47,484      1991
                          ---------------------------------------------------------------------------------------
                             10.697214         11.409868              6.66%               19,629      1990
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund       35.991074         34.772462             -3.39%            1,350,920      2000
- Q/NQ                    ---------------------------------------------------------------------------------------
                             34.097665         35.991074              5.55%            2,094,716      1999
                          ---------------------------------------------------------------------------------------
                             29.258290         34.097665             16.54%            2,578,866      1998
                          ---------------------------------------------------------------------------------------
                             22.903028         29.258290             27.75%            2,824,370      1997
                          ---------------------------------------------------------------------------------------
                             19.046261         22.903028             20.25%            2,808,160      1996
                          ---------------------------------------------------------------------------------------
                             14.947703         19.046261             27.42%            2,677,563      1995
                          ---------------------------------------------------------------------------------------
                             14.983077         14.947703             -0.24%            2,590,881      1994
                          ---------------------------------------------------------------------------------------
                             13.685960         14.983077              9.48%            1,635,546      1993
                          ---------------------------------------------------------------------------------------
                             12.817934         13.685960              6.77%              682,508      1992
                          ---------------------------------------------------------------------------------------
                              9.377328         12.817934             36.69%              345,540      1991
                          ---------------------------------------------------------------------------------------
                             10.331410          9.377328             -9.23%              174,204      1990
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

* The 7-day yield on the NSAT Money Market Fund as of December 31, 2000, was 4.81%.

**The American Century Variable Portfolios, Inc. - American Century VP Balanced was added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting from May 1, 1999 through December 31, 1999.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2001

                       DEFERRED VARIABLE ANNUITY CONTRACTS
             ISSUED BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                    THROUGH NATIONWIDE VA SEPARATE ACCOUNT-A

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2001. The prospectus may be obtained from Nationwide Life and Annuity Insurance Company by writing P.O. Box 182008, Columbus, Ohio 43218-2008, or by calling 1-800-533-5622, TDD
1-800-238-3035.

                                TABLE OF CONTENTS
                                                                          PAGE
General Information and History.............................................1
Services....................................................................1
Purchase of Securities Being Offered........................................2
Underwriters................................................................2
Calculations of Performance.................................................2
Annuity Payments............................................................2
Financial Statements........................................................3

GENERAL INFORMATION AND HISTORY

The Nationwide VA Separate Account-A is a separate investment account of Nationwide Life and Annuity Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies and all of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $111 billion as of December 31, 2000.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The financial statements of Nationwide and the Nationwide VA Separate Account-A have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The offices of KPMG LLP are located at Two Nationwide Plaza, Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide Life Insurance Company. During the years ending December 31, 2000, 1999 and 1998, no underwriting commissions have been paid by Nationwide to NISC.

CALCULATIONS OF PERFORMANCE


Any current yield quotations of the GVIT - Gartmore GVIT Money Market Fund:
Class I, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 2000, the GVIT - Gartmore GVIT Money Market Fund: Class I's seven-day current unit value yield was 4.81%. The GVIT - Gartmore GVIT Money Market Fund: Class I effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the GVIT - Gartmore GVIT Money Market Fund: Class I. At December 31, 2000, the GVIT - Gartmore GVIT Money Market Fund: Class I's effective yield was 4.93%.

The GVIT - Gartmore GVIT Money Market Fund: Class I yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the GVIT - Gartmore GVIT Money Market Fund: Class I determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the GVIT - Gartmore GVIT Money Market Fund: Class I is not guaranteed or insured. Yields of other money market funds may not be comparable if a different basis or another method of calculation is used.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                          Independent Auditors' Report
                          ----------------------------



TheBoard of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VA Separate Account-A:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-A (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001

                        NATIONWIDE VA SEPARATE ACCOUNT-A

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000

Assets:
   Investments at fair value:
      American Century VP - American Century VP Balanced (ACVPBal)
         1,121,311 shares (cost $8,365,417) ...............................................................     $ 8,151,931
      Federated IS - Federated American Leaders Fund II (FedAmLead)
         1,622 shares (cost $28,023) ......................................................................          33,289
      Federated IS - Federated High Income Bond Fund II (FedHiInc)
         15,648 shares (cost $158,814) ....................................................................         132,382
      Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         9,428 shares (cost $236,476) .....................................................................         240,600
      Fidelity VIP - Growth Portfolio: Initial Class (FidVIPGr)
         1,917,644 shares (cost $68,822,020) ..............................................................      83,705,149
      Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         1,540 shares (cost $31,579) ......................................................................          30,791
      MFS(R)VIT - Emerging Growth Series (MFSEmGrSe)
         7,124 shares (cost $244,491) .....................................................................         205,455
      MFS(R)VIT - Total Return Series (MFSTotReSe)
         1,628 shares (cost $24,419) ......................................................................          31,899
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         495,865 shares (cost $11,179,827) ................................................................       7,279,295
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,348,071 shares (cost $15,221,606) ..............................................................      15,421,935
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         3,484,462 shares (cost $3,484,462) ...............................................................       3,484,462
      Nationwide SAT - Total Return Fund (NSATTotRe)
         4,042,920 shares (cost $55,089,811) ..............................................................      47,059,589
      Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
         1,226,941 shares (cost $20,502,838) ..............................................................      21,201,540
                                                                                                              -------------
            Total investments .............................................................................     186,978,317
   Accounts receivable ....................................................................................         111,731
                                                                                                              -------------
            Total assets ..................................................................................     187,090,048
Accounts payable ..........................................................................................          -
                                                                                                              -------------
Contract owners' equity (note 4) ..........................................................................   $ 187,090,048
                                                                                                              =============


See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

                                                 Total          ACVPAdv         ACVPBal        FedAmLead       FedHiInc
                                             -------------   -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends...................  $     2,606,365         305,386           3,762             299          13,444
  Mortality and expense risk charges
    (note 2).............................       (3,210,970)        (81,400)        (52,852)           (451)         (2,002)
                                            --------------  --------------  --------------  --------------   -------------
    Net investment income................         (604,605)        223,986         (49,090)           (152)         11,442
                                            --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual funds shares sold.      110,745,916      12,249,004       1,819,979             457           3,482
    Cost of mutual fund shares
    sold.................................      (73,330,006)    (11,906,957)     (1,791,800)           (351)         (3,929)
                                            --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..       37,415,910         342,047          28,179             106            (447)
  Change in unrealized gain (loss)
    on investments.......................      (90,449,985)     (1,985,394)       (214,801)           (541)        (26,229)
                                            --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      (53,034,075)     (1,643,347)       (186,622)           (435)        (26,676)
                                            --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............       38,688,114       1,903,692           2,369             904               -
                                            --------------  --------------  --------------  --------------   -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations........................  $   (14,950,566)        484,331        (233,343)            317         (15,234)
                                            ==============  ==============  ==============  ==============   =============

                                              FidVIPEI         FidVIPGr        FidVIPOv          MFSEmGrSe       MFSTotReSe
                                            -------------   -------------    -------------     -------------   -------------
Investment activity:
  Reinvested dividends...................  $         3,789         135,854             520                  -             695
  Mortality and expense risk charges
    (note 2).............................           (3,138)     (1,467,395)           (495)            (3,494)           (405)
                                            --------------  --------------  --------------     --------------  --------------
    Net investment income................              651      (1,331,541)             25             (3,494)            290
                                            --------------  --------------  --------------     --------------  --------------

  Proceeds from mutual funds shares sold.            5,018      35,386,245             499              6,186             406
    Cost of mutual fund shares
    sold.................................           (4,980)    (15,161,632)           (380)            (3,284)           (314)
                                            --------------  --------------  --------------     --------------  --------------
    Realized gain (loss) on investments..               38      20,224,613             119              2,902              92
  Change in unrealized gain (loss)
    on investments.......................              565     (43,748,033)        (11,229)           (66,728)          2,968
                                            --------------  --------------  --------------     --------------  --------------
    Net gain (loss) on investments.......              603     (23,523,420)        (11,110)           (63,826)          3,060
                                            --------------  --------------  --------------     --------------  --------------
  Reinvested capital gains...............           14,277      13,517,429           3,274             13,664             669
                                            --------------  --------------  --------------     --------------  --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations........................  $        15,531     (11,337,532)         (7,811)           (53,656)          4,019
                                            ==============  ==============  ==============     ==============  ==============

                                               NSATCapAp       NSATGvtBd       NSATMyMkt        NSATTotRe        NBAMTBal
                                            -------------   -------------   -------------    -------------   -------------
Investment activity:
  Reinvested dividends...................  $        23,324       1,018,517         236,605          360,141         504,029
  Mortality and expense risk charges
    (note 2).............................         (152,658)       (232,873)        (53,075)        (796,180)       (364,552)
                                            --------------  --------------   -------------   --------------  --------------
    Net investment income................         (129,334)        785,644         183,530         (436,039)        139,477
                                            --------------  --------------   -------------   --------------  --------------

  Proceeds from mutual funds shares sold.        6,287,301       9,655,452       8,633,967       27,650,686       9,047,234
    Cost of mutual fund shares
    sold.................................       (4,303,838)     (9,545,247)     (8,633,967)     (14,949,589)     (7,023,738)
                                            --------------  --------------   -------------   --------------  --------------
    Realized gain (loss) on investments..        1,983,463         110,205               -       12,701,097       2,023,496
  Change in unrealized gain (loss)
    on investments.......................       (6,548,418)        873,754               -      (31,621,849)     (7,104,050)
                                            --------------  --------------   -------------   --------------  --------------
    Net gain (loss) on investments.......       (4,564,955)        983,959               -      (18,920,752)     (5,080,554)
                                            --------------  --------------   -------------   --------------  --------------
  Reinvested capital gains...............        1,634,693               -               -       17,605,775       3,991,368
                                            --------------  --------------   -------------   --------------  --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations........................  $    (3,059,596)      1,769,603         183,530       (1,751,016)       (949,709)
                                            ==============  ==============   =============   ==============  ==============

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2000 and 1999

                                                         Total                          ACVPAdv
                                              ---------------------------     ---------------------------
                                                 2000            1999            2000            1999
                                             -------------   -------------   -------------   -------------
Investment activity:
  Net investment income..................  $      (604,605)       (455,202)        223,986         208,167
  Realized gain (loss) on investments....       37,415,910      24,047,143         342,047         799,601
  Change in unrealized gain (loss)
    on investments.......................      (90,449,985)      7,067,797      (1,985,394)       (390,009)
  Reinvested capital gains...............       38,688,114      17,278,993       1,903,692         873,779
                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................      (14,950,566)     47,938,731         484,331       1,491,538
                                            --------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................        3,222,191       5,998,345          82,644         307,721
  Transfers between funds................                -               -      (9,841,972)         79,277
  Redemptions............................      (88,044,871)    (57,494,565)     (2,216,693)     (3,737,848)
  Annuity benefits ......................          (46,890)        (47,771)         (4,647)        (10,076)
  Annual contract maintenance charges
    (note 2).............................         (219,287)       (251,603)         (7,674)        (13,992)
  Contingent deferred sales charges
    (note 2).............................         (322,163)       (401,734)         (5,726)        (22,851)
  Adjustments to maintain reserves.......          (40,395)         10,114        (133,027)            438
                                            --------------  --------------  --------------  --------------
      Net equity transactions............      (85,451,415)    (52,187,214)    (12,127,095)     (3,397,331)
                                            --------------  --------------  --------------  --------------

Net change in contract owners' equity....     (100,401,981)     (4,248,483)    (11,642,764)     (1,905,793)
Contract owners' equity beginning
  of period..............................      287,492,029     291,740,512      11,642,764      13,548,557
                                            --------------  --------------  --------------  --------------
Contract owners' equity end of period.... $    187,090,048     287,492,029               -      11,642,764
                                            ==============  ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................        9,343,986      10,418,312         561,584         715,355
                                            --------------  --------------  --------------  --------------
  Units purchased........................        2,557,928       2,267,307           3,827          50,867
  Units redeemed.........................       (5,488,596)     (3,341,633)       (565,411)       (204,638)
                                            --------------  --------------  --------------  --------------
  Ending units...........................        6,413,318       9,343,986               -         561,584
                                            ==============  ==============  ==============  ==============

                                                       ACVPBal                         FedAmLead
                                             ---------------------------      ---------------------------
                                                2000            1999             2000            1999
                                            -------------   -------------   -------------    -------------
Investment activity:
  Net investment income..................  $      (49,090)            (126)           (152)           (170)
  Realized gain (loss) on investments....          28,179            1,189             106             149
  Change in unrealized gain (loss)
    on investments.......................        (214,801)           1,314            (541)         (1,292)
  Reinvested capital gains...............           2,369                -             904           2,940
                                            -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................        (233,343)           2,377             317           1,627
                                            -------------   --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................          17,335           29,911               -               -
  Transfers between funds................       9,977,190           54,027               -               -
  Redemptions............................      (1,666,167)               -               -               -
  Annuity benefits ......................               -                -               -               -
  Annual contract maintenance charges
    (note 2).............................          (3,193)              (6)              -               -
  Contingent deferred sales charges
    (note 2).............................          (5,606)               -               -               -
  Adjustments to maintain reserves.......          11,109                -               1              (6)
                                            -------------   --------------  --------------  --------------
      Net equity transactions............       8,330,668           83,932               1              (6)
                                            -------------   --------------  --------------  --------------

Net change in contract owners' equity....       8,097,325           86,309             318           1,621
Contract owners' equity beginning
  of period..............................          86,309                -          32,973          31,352
                                            -------------   --------------  --------------  --------------
Contract owners' equity end of period....  $    8,183,634           86,309          33,291          32,973
                                            =============   ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................           8,158                -           1,743           1,743
                                            -------------   --------------  --------------  --------------
  Units purchased........................       1,539,745            8,158               -               -
  Units redeemed.........................        (743,906)               -               -               -
                                            -------------   --------------  --------------  --------------
  Ending units...........................         803,997            8,158           1,743           1,743
                                            =============   ==============  ==============  ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                       FedHiInc                        FidVIPEI
                                              ---------------------------     ---------------------------
                                                 2000            1999            2000            1999
                                             -------------   -------------   -------------   -------------
Investment activity:
  Net investment income..................  $        11,442           9,561             651              87
  Realized gain (loss) on investments....             (447)           (812)             38          31,357
  Change in unrealized gain (loss)
    on investments.......................          (26,229)         (8,003)            565         (29,422)
  Reinvested capital gains...............                -             996          14,277           7,183
                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................          (15,234)          1,742          15,531           9,205
                                            --------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................                -               -               -               -
  Transfers between funds................                -               -               -               -
  Redemptions............................           (1,479)              -          (1,824)              -
  Annuity benefits ......................                -               -               -               -
  Annual contract maintenance charges
    (note 2).............................                -               -               -               -
  Contingent deferred sales charges
    (note 2).............................                -               -               -               -
  Adjustments to maintain reserves.......                1              (7)             (4)             42
                                            --------------  --------------  --------------  --------------
      Net equity transactions............           (1,478)             (7)         (1,828)             42
                                            --------------  --------------  --------------  --------------

Net change in contract owners' equity....          (16,712)          1,735          13,703           9,247
Contract owners' equity beginning
  of period..............................          149,094         147,359         226,895         217,648
                                            --------------  --------------  --------------  --------------
Contract owners' equity end of period.... $        132,382         149,094         240,598         226,895
                                            ==============  ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................           11,549          11,514          10,262          10,321
                                            --------------  --------------  --------------  --------------
  Units purchased........................                -          10,637               -           7,456
  Units redeemed.........................             (118)        (10,602)            (83)         (7,515)
                                            --------------  --------------  --------------  --------------
  Ending units...........................           11,431          11,549          10,179          10,262
                                            ==============  ==============  ==============  ==============

                                                      FidVIPGr                         FidVIPOv
                                             ---------------------------      ---------------------------
                                                2000            1999             2000            1999
                                            -------------   -------------   -------------    -------------
Investment activity:
  Net investment income..................  $   (1,331,541)      (1,280,752)             25              (1)
  Realized gain (loss) on investments....      20,224,613       10,325,042             119              80
  Change in unrealized gain (loss)
    on investments.......................     (43,748,033)      13,991,386         (11,229)         10,392
  Reinvested capital gains...............      13,517,429       11,802,217           3,274             684
                                            -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................     (11,337,532)      34,837,893          (7,811)         11,155
                                            -------------   --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................       1,445,996        1,980,238               -               -
  Transfers between funds................       1,718,143        1,718,552               -               -
  Redemptions............................     (34,240,906)     (18,629,772)              -               -
  Annuity benefits ......................         (30,046)         (22,358)              -               -
  Annual contract maintenance charges
    (note 2).............................         (94,380)         (96,387)              -               -
  Contingent deferred sales charges
    (note 2).............................        (115,054)        (144,532)              -               -
  Adjustments to maintain reserves.......          78,929            8,033               3              (5)
                                            -------------   --------------  --------------  --------------
      Net equity transactions............     (31,237,318)     (15,186,226)              3              (5)
                                            -------------   --------------  --------------  --------------

Net change in contract owners' equity....     (42,574,850)      19,651,667          (7,808)         11,150
Contract owners' equity beginning
  of period..............................     126,357,433      106,705,766          38,602          27,452
                                            -------------   --------------  --------------  --------------
Contract owners' equity end of period....  $   83,782,583      126,357,433          30,794          38,602
                                            =============   ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................       2,836,020        3,250,437           2,025           2,025
                                            -------------   --------------  --------------  --------------
  Units purchased........................         232,623          296,364               -               -
  Units redeemed.........................        (931,339)        (710,781)              -               -
                                            -------------   --------------  --------------  --------------
  Ending units...........................       2,137,304        2,836,020           2,025           2,025
                                            =============   ==============  ==============  ==============

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                       MFSEmGrSe                      MFSTotReSe
                                              ---------------------------     ---------------------------
                                                 2000            1999            2000            1999
                                             -------------   -------------   -------------   -------------
Investment activity:
  Net investment income..................  $        (3,494)         (2,542)            290             109
  Realized gain (loss) on investments....            2,902         123,964              92              89
  Change in unrealized gain (loss)
    on investments.......................          (66,728)        (23,937)          2,968            (675)
  Reinvested capital gains...............           13,664               -             669             928
                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................          (53,656)         97,485           4,019             451
                                            --------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................                -               -               -               -
  Transfers between funds................                -               -               -               -
  Redemptions............................           (2,696)              -               -               -
  Annuity benefits ......................                -               -               -               -
  Annual contract maintenance charges
    (note 2).............................                -               -               -               -
  Contingent deferred sales charges
    (note 2).............................                -               -               -               -
  Adjustments to maintain reserves.......              (38)             (1)            (12)              6
                                            --------------  --------------  --------------  --------------
      Net equity transactions............           (2,734)             (1)            (12)              6
                                            --------------  --------------  --------------  --------------

Net change in contract owners' equity....          (56,390)         97,484           4,007             457
Contract owners' equity beginning
  of period..............................          261,807         164,323          27,880          27,423
                                            --------------  --------------  --------------  --------------
Contract owners' equity end of period.... $        205,417         261,807          31,887          27,880
                                            ==============  ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................            8,182           8,948           1,840           1,840
                                            --------------  --------------  --------------  --------------
  Units purchased........................                -           7,496               -               -
  Units redeemed.........................              (83)         (8,262)              -               -
                                            --------------  --------------  --------------  --------------
  Ending units...........................            8,099           8,182           1,840           1,840
                                            ==============  ==============  ==============  ==============

                                                      NSATCapAp                        NSATGvtBd
                                             ---------------------------      ---------------------------
                                                2000            1999             2000            1999
                                            -------------   -------------   -------------    -------------
Investment activity:
  Net investment income..................  $     (129,334)       (125,594)        785,644       1,029,336
  Realized gain (loss) on investments....       1,983,463       3,348,947         110,205        (191,316)
  Change in unrealized gain (loss)
    on investments.......................      (6,548,418)     (3,745,398)        873,754      (1,904,871)
  Reinvested capital gains...............       1,634,693       1,054,838               -          42,637
                                            -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................      (3,059,596)        532,793       1,769,603      (1,024,214)
                                            -------------   --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................         237,804         738,148         214,304         522,859
  Transfers between funds................      (1,065,194)       (668,902)       (450,748)     (1,028,557)
  Redemptions............................      (4,893,013)     (3,358,892)     (8,113,059)     (7,706,834)
  Annuity benefits ......................               -               -            (671)         (4,178)
  Annual contract maintenance charges
    (note 2).............................         (10,810)        (14,514)        (18,716)        (26,215)
  Contingent deferred sales charges
    (note 2).............................         (21,292)        (19,493)        (25,792)        (44,735)
  Adjustments to maintain reserves.......             114              (9)            734            (122)
                                            -------------    -------------  --------------  --------------
      Net equity transactions............      (5,752,391)     (3,323,662)     (8,393,948)     (8,287,782)
                                            -------------   --------------  --------------  --------------

Net change in contract owners' equity....      (8,811,987)     (2,790,869)     (6,624,345)     (9,311,996)
Contract owners' equity beginning
  of period..............................      16,091,400      18,882,269      22,047,018      31,359,014
                                            -------------   --------------  --------------  --------------
Contract owners' equity end of period....  $    7,279,413      16,091,400      15,422,673      22,047,018
                                            =============   ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................         510,658         616,736       1,081,573       1,482,563
                                            -------------   --------------  --------------  --------------
  Units purchased........................          39,440         108,500          74,223         113,294
  Units redeemed.........................        (231,531)       (214,578)       (474,668)       (514,284)
                                            -------------   --------------  --------------  --------------
  Ending units...........................         318,567         510,658         681,128       1,081,573
                                            =============   ==============  ==============  ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                    NSATMyMkt                     NSATTotRe                      NBAMTBal
                                            -------------------------    --------------------------     -------------------------
                                              2000           1999           2000           1999           2000           1999
                                           ------------   ------------   ------------   ------------   ------------   ------------
Investment activity:
  Net investment income................  $      183,530        154,182       (436,039)      (555,800)       139,477         108,341
  Realized gain (loss) on investments..               -              -     12,701,097      9,238,163      2,023,496         370,690
  Change in unrealized gain (loss)
    on investments.....................               -              -    (31,621,849)    (6,984,699)    (7,104,050)      6,153,011
  Reinvested capital gains.............               -              -     17,605,775      2,832,509      3,991,368         660,282
                                          -------------  -------------  -------------  -------------   ------------   -------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.......................         183,530        154,182     (1,751,016)     4,530,173       (949,709)      7,292,324
                                          -------------  -------------  -------------  -------------   ------------   -------------

Equity transactions:
  Purchase payments received from
    contract owners....................         303,572        220,399        595,738      1,892,879        324,798         306,190
  Transfers between funds..............         914,684      2,300,876     (2,592,660)    (1,620,396)     1,340,557        (834,877)
  Redemptions..........................      (3,459,919)    (1,735,290)   (24,523,010)   (17,153,725)    (8,926,105)     (5,172,204)
  Annuity benefits ....................               -              -         (6,738)        (6,797)        (4,788)         (4,362)
  Annual contract maintenance charges
    (note 2)...........................          (3,975)        (4,435)       (56,912)       (71,216)       (23,627)        (24,838)
  Contingent deferred sales charges
    (note 2)...........................         (19,371)       (12,739)       (93,883)      (114,691)       (35,439)        (42,693)
  Adjustments to maintain reserves.....             249            396          3,241            713         (1,695)            636
                                          -------------  -------------  -------------  -------------   ------------   -------------
      Net equity transactions..........      (2,264,760)       769,207    (26,674,224)   (17,073,233)    (7,326,299)     (5,772,148)
                                          -------------  -------------  -------------  -------------   ------------   -------------

Net change in contract owners' equity..      (2,081,230)       923,389    (28,425,240)   (12,543,060)    (8,276,008)      1,520,176
Contract owners' equity beginning
  of period............................       5,565,940      4,642,551     75,488,020     88,031,080     29,475,894      27,955,718
                                          -------------  -------------  -------------  -------------   ------------   -------------
Contract owners' equity end of period..  $    3,484,710      5,565,940     47,062,780     75,488,020     21,199,886      29,475,894
                                          =============  =============  =============  =============   ============   =============
CHANGES IN UNITS:

  Beginning units......................         364,098        314,278      2,808,228      2,578,866      1,138,066       1,423,686
                                          -------------  -------------  -------------  -------------   ------------   -------------
  Units purchased......................         515,006        746,803         52,138        883,787        100,926          33,945
  Units redeemed.......................        (661,291)      (696,983)    (1,509,446)      (654,425)      (370,720)       (319,565)
                                          -------------  -------------  -------------  -------------   ------------   -------------
  Ending units.........................         217,813        364,098      1,350,920      2,808,228        868,272       1,138,066
                                          =============  =============  =============  =============   ============   =============

See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-A

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2000 and 1999

(1)  Summary of Significant Accounting Policies

     (a) Organization and Nature of Operations

         Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company (Depositor) offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

              Portfolio of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Advantage (ACVPAdv)
                American Century VP - American Century VP Balanced (ACVPBal)

              Funds of the Federated Insurance Series (Federated IS) (available for VA-II Eagle Choice contracts); Federated IS - Federated
                American Leaders Fund II (FedAmLead) Federated IS - Federated
                High Income Bond Fund II (FedHiInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
                  (available for VA-II Eagle Choice contracts)
                Fidelity VIP - Growth Portfolio: Initial Class (FidVIPGr) (available for VA contracts)
                Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)
                  (available for VA-II Eagle Choice contracts)

              Funds of the MFS(R) Variable Insurance Trust (MFS(R) VIT)
                (available for VA-II Eagle Choice contracts); MFS(R) VIT -
                Emerging Growth Series (MFSEmGrSe) MFS(R) VIT - Total Return
                Series (MFSTotReSe)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
              (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) (available for VA contracts)
                Nationwide SAT - Government Bond Fund (NSATGvtBd) (available for all contracts)
                Nationwide SAT - Money Market Fund (NSATMyMkt) (available for all contracts)
                Nationwide SAT - Small Company Fund (NSATSmCo) (available for VA-II Eagle Choice contracts)
                Nationwide SAT - Total Return Fund (NSATTotRe) (available for VA contracts)

              Portfolio of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT)
              (available for VA contracts);
                Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                    NOTES TO FINANCIAL STATEMENTS, Continued


         At December 31, 2000, contract owners have invested in all of the above funds except the American Century VP - American Century VP Advantage and the Nationwide SAT - Small Company Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note
         2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements
         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for the VA contracts an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; for the VA II Convertible contracts a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the VA contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the VA II Convertible contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                    NOTES TO FINANCIAL STATEMENTS, Continued

(4)  Financial Highlights

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the five years in the period ended December 31, 2000.

     The following is a summary for 2000:

                                                                         Unit           Contract                        Total
                                                          Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                       -----------    -----------   ----------------    ----------    ---------
     Contracts in accumulation phase:
     VA contracts:
        American Century VP -
        American Century VP Balanced:
          Tax qualified............................       464,973     $ 10.165458       $  4,726,664          1.31%      (3.91)%
          Non-tax qualified........................       339,023       10.165458          3,446,324          1.31%      (3.91)%
        Fidelity VIP - Growth Portfolio:
        Initial Class:
          Tax qualified...........................      1,234,134       39.081108         48,231,324          1.45%     (12.13)%
         Non-tax qualified........................        903,171       39.081108         35,296,923          1.45%     (12.13)%
        Nationwide SAT - Capital Appreciation Fund:
         Tax qualified............................        171,401       22.850565          3,916,610          1.31%     (27.48)%
         Non-tax qualified........................        147,165       22.850565          3,362,803          1.31%     (27.48)%
        Nationwide SAT - Government Bond Fund:
         Tax qualified............................        375,060       22.642840          8,492,424          1.35%      11.08%
         Non-tax qualified........................        306,068       22.642840          6,930,249          1.35%      11.08%
        Nationwide SAT - Money Market Fund:
         Tax qualified............................        128,706       15.998629          2,059,120          1.39%       4.66%
         Non-tax qualified........................         89,107       15.998629          1,425,590          1.39%       4.66%
        Nationwide SAT - Total Return Fund:
         Tax qualified............................        735,637       34.772465         25,579,912          1.30%      (3.39)%
         Non-tax qualified........................        615,283       34.772465         21,394,907          1.30%      (3.39)%
        Neuberger Berman AMT - Balanced Portfolio:
         Tax qualified............................        470,838       24.338383         11,459,436          1.44%      (5.78)%
         Non-tax qualified........................        397,434       24.338383          9,672,901          1.44%      (5.78)%

     VA-II Eagle Choice contracts:
        Federated IS -
        Federated American Leaders Fund II:
          Non-tax qualified........................         1,743       19.099783             33,291          1.36%       0.96%
        Federated IS -
        Federated High Income Bond Fund II:
          Non-tax qualified........................        11,430       11.581963            132,382          1.42%     (10.29)%
        Fidelity VIP - Equity Income Portfolio:
        Initial Class:
         Tax qualified............................            870       23.639045             20,566          1.34%       6.91%
         Non-tax qualified........................          9,308       23.639045            220,032          1.34%       6.91%
        Fidelity VIP - Overseas Portfolio:
        Initial Class:
         Non-tax qualified........................          2,025       15.206809             30,794          1.43%     (20.24)%
        MFS VIT - Emerging Growth Series:
         Non-tax qualified........................          8,098       25.366342            205,417          1.50%     (20.73)%
        MFS VIT - Total Return Series:
         Non-tax qualified........................          1,840       17.330096             31,887          1.36%      14.40%
                                                         ========     ===========
        Reserves for annuity contracts in payout phase:
         Tax qualified............................                                           289,862
         Non-tax qualified........................                                           130,630
                                                                                        ------------
                                                                                        $187,090,048
                                                                                        ============

                                                                         Unit           Contract                        Total
                                                          Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                       -----------    -----------   ----------------    ----------    ---------
     The following is a summary for 1999:

      Contracts in accumulation phase:
      VA contracts:
        American Century VP -
        American Century VP Advantage:
          Tax qualified................................     332,045     $ 20.524598      $   6,815,090          1.31%      13.27%
          Non-tax qualified............................     229,539       20.524598          4,711,196          1.31%      13.27%
        American Century VP -
        American Century VP Balanced:
          Tax qualified................................       4,511       10.579044             47,722          0.44%***    8.70%***
          Non-tax qualified............................       3,648       10.579044             38,592          0.44%***    8.70%***
        Fidelity VIP - Growth Portfolio:
         Tax qualified................................    1,673,903       44.477104         74,450,358          1.26%      35.65%
         Non-tax qualified............................    1,162,117       44.477104         51,687,599          1.26%      35.65%
        Nationwide SAT - Capital Appreciation Fund:
         Tax qualified................................      294,662       31.511115          9,285,128          1.35%       2.92%
         Non-tax qualified............................      215,996       31.511115          6,806,275          1.35%       2.92%
        Nationwide SAT - Government Bond Fund:
         Tax qualified................................      566,135       20.383584         11,539,860          1.31%      (3.62)%
         Non-tax qualified............................      515,438       20.383584         10,506,474          1.31%      (3.62)%
        Nationwide SAT - Money Market Fund:
         Tax qualified................................      153,537       15.286929          2,347,109          1.16%       3.49%
         Non-tax qualified............................      210,561       15.286929          3,218,831          1.16%       3.49%
        Nationwide SAT - Total Return Fund:
         Tax qualified................................    1,184,267       35.991074         42,623,041          1.34%       5.55%
         Non-tax qualified............................      910,449       35.991074         32,768,037          1.34%       5.55%
        Neuberger & Berman AMT - Balanced Portfolio:
         Tax qualified................................      635,349       25.832573         16,412,699          1.18%      31.83%
         Non-tax qualified............................      502,717       25.832573         12,986,474          1.18%      31.83%

      VA-II Eagle Choice contracts:
        Federated IS -
        Federated American Leaders Fund II:
          Non-tax qualified............................       1,743       18.918772             32,975          1.44%       5.18%
        Federated IS -
        Federated High Income Bond Fund II:
          Non-tax qualified............................      11,549       12.910046            149,098          1.38%       0.87%
        Fidelity VIP - Equity-Income Portfolio:
         Tax qualified.................................         870       22.111001             19,237          1.42%       4.84%
         Non-tax qualified.............................       9,391       22.111001            207,644          1.42%       4.84%
        Fidelity VIP - Overseas Portfolio:
         Non-tax qualified.............................       2,025       19.064716             38,606          1.29%      40.63%
        MFS(R)VIT - Emerging Growth Series:
         Non-tax qualified.............................       8,182       31.998468            261,811          1.19%      74.24%
        MFS(R)VIT - Total Return Series:
         Non-tax qualified.............................       1,840       15.148464             27,873          1.41%       1.64%
                                                          =========     ===========
        Reserves for annuity contracts in payout phase:
         Tax qualified.................................                                        336,409
         Non-tax qualified.............................                                        173,891
                                                                                         -------------
                                                                                         $ 287,492,029
                                                                                         =============

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                             Unit           Contract                        Total
                                                              Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                           -----------    -----------   ----------------    ----------    ---------
     The following is a summary for 1998:

      Contracts in accumulation phase:
      VA contracts:
        American Century VP -
        American Century VP Advantage:
          Tax qualified.................................      422,481     $ 18.120337      $   7,655,498          1.31%      15.67%
          Non-tax qualified.............................      292,874       18.120337          5,306,976          1.31%      15.67%
          Initial Funding by Depositor (note 1a)........       25,000       19.938436            498,461          0.00%      15.67%
        Fidelity VIP - Growth Portfolio:
         Tax qualified.................................     1,927,875       32.787648         63,210,487          1.28%      37.68%
         Non-tax qualified.............................     1,322,563       32.787648         43,363,730          1.28%      37.68%
        Nationwide SAT - Capital Appreciation Fund:
         Tax qualified.................................       341,118       30.616503         10,443,840          1.34%      28.28%
         Non-tax qualified.............................       275,617       30.616503          8,438,429          1.34%      28.28%
        Nationwide SAT - Government Bond Fund:
         Tax qualified.................................       765,133       21.148524         16,181,434          1.33%       7.49%
         Non-tax qualified.............................       717,431       21.148524         15,172,607          1.33%       7.49%
        Nationwide SAT - Money Market Fund:
         Tax qualified.................................       158,971       14.772116          2,348,338          1.36%       3.90%
         Non-tax qualified.............................       155,307       14.772116          2,294,213          1.36%       3.90%
        Nationwide SAT - Total Return Fund:
         Tax qualified.................................     1,467,465       34.097665         50,037,130          1.33%      16.54%
         Non-tax qualified.............................     1,111,401       34.097665         37,896,179          1.33%      16.54%
        Neuberger & Berman AMT - Balanced Portfolio:
         Tax qualified.................................       804,995       19.595500         15,774,280          1.29%      10.72%
         Non-tax qualified.............................       618,690       19.595500         12,123,540          1.29%      10.72%

      VA-II Eagle Choice contracts:
        Federated IS -
        Federated American Leaders Fund II:
          Non-tax qualified.............................        1,743       17.987623             31,352          1.41%      15.98%
        Federated IS -
        Federated High Income Bond Fund II:
          Non-tax qualified.............................       11,514       12.798283            147,359          1.55%       1.26%
        Fidelity VIP - Equity-Income Portfolio:
         Tax qualified.................................           870       21.089978             18,348          1.48%      10.06%
         Non-tax qualified.............................         9,450       21.089978            199,300          1.48%      10.06%
        Fidelity VIP - Overseas Portfolio:
         Non-tax qualified.............................         2,025       13.556393             27,452          1.44%      11.17%
        MFS(R) VIT - Emerging Growth Series:
         Non-tax qualified.............................         8,948       18.364204            164,323          1.44%      32.28%
        MFS(R) VIT - Total Return Series:
         Non-tax qualified.............................         1,840       14.903861             27,423          1.41%      10.76%
                                                            =========     ===========
        Reserves for annuity contracts in payout phase:
         Tax qualified.................................                                          287,218
         Non-tax qualified.............................                                           92,595
                                                                                           -------------
                                                                                           $ 291,740,512
                                                                                           =============

                                                                           Unit           Contract                        Total
                                                            Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                         -----------    -----------   ----------------    ----------    ---------
     The following is a summary for 1997:

      Contracts in accumulation phase:
      VA contracts:
        American Century VP -
        American Century VP Advantage:
          Tax qualified.................................    489,435     $ 15.665795      $   7,667,388          1.32%      11.36%
          Non-tax qualified.............................    338,288       15.665795          5,299,550          1.32%      11.36%
          Initial Funding by Depositor (note 1a)........     25,000       17.013707            425,343          0.00%      11.36%
        Fidelity VIP - Growth Portfolio:
         Tax qualified.................................   2,108,887       23.814680         50,222,469          1.33%      21.88%
         Non-tax qualified.............................   1,403,338       23.814680         33,420,045          1.33%      21.88%
        Nationwide SAT - Capital Appreciation Fund:
         Tax qualified.................................     304,490       23.867569          7,267,436          1.34%      32.75%
         Non-tax qualified.............................     248,251       23.867569          5,925,148          1.34%      32.75%
        Nationwide SAT - Government Bond Fund:
         Tax qualified.................................     829,592       19.674364         16,321,695          1.29%       8.24%
         Non-tax qualified.............................     811,841       19.674364         15,972,455          1.29%       8.24%
        Nationwide SAT - Money Market Fund:
         Tax qualified.................................     140,599       14.217123          1,998,913          1.30%       3.89%
         Non-tax qualified.............................     116,206       14.217123          1,652,115          1.30%       3.89%
        Nationwide SAT - Total Return Fund:
         Tax qualified.................................   1,599,168       29.258290         46,788,921          1.34%      27.75%
         Non-tax qualified.............................   1,225,202       29.258290         35,847,315          1.34%      27.75%
        Neuberger & Berman AMT - Balanced Portfolio:
         Tax qualified.................................     881,853       17.698323         15,607,319          1.32%      17.90%
         Non-tax qualified.............................     677,902       17.698323         11,997,729          1.32%      17.90%

      VA-II Eagle Choice contracts:
        Federated IS -
        Federated American Leaders Fund II:
          Non-tax qualified.............................      1,743       15.509873             27,034          1.61%      30.49%
        Federated IS -
        Federated High Income Bond Fund II:
          Non-tax qualified.............................      8,255       12.638879            104,334          1.49%      12.24%
        Fidelity VIP - Equity-Income Portfolio:
         Tax qualified.................................         870       19.161385             16,670          1.43%      26.32%
         Non-tax qualified.............................       7,470       19.161385            143,136          1.43%      26.32%
        Fidelity VIP - Overseas Portfolio:
         Non-tax qualified.............................       2,025       12.194007             24,693          1.43%       9.99%
        MFS(R)VIT - Emerging Growth Series:
         Non-tax qualified.............................       6,760       13.882402             93,845          1.52%      20.20%
        MFS(R)VIT - Total Return Series:
         Non-tax qualified.............................       1,840       13.455752             24,759          1.69%      19.60%
                                                          =========     ===========
        Reserves for annuity contracts in payout phase:
         Tax qualified.................................                                         45,493
         Non-tax qualified.............................                                          8,742
                                                                                         -------------
                                                                                         $ 256,902,547
                                                                                         =============

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                     Unit           Contract                        Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
     The following is a summary for 1996:

      Contracts in accumulation phase:
      VA contracts:
        Fidelity VIP - Growth Portfolio:
         Tax qualified.................................   2,179,554     $ 19.539984     $   42,588,450          1.34%      13.21%
         Non-tax qualified.............................   1,424,891       19.539984         27,842,347          1.34%      13.21%
        Nationwide SAT - Capital Appreciation Fund:
         Tax qualified.................................     266,039       17.979967          4,783,372          1.28%      24.49%
         Non-tax qualified.............................     203,910       17.979967          3,666,295          1.28%      24.49%
        Nationwide SAT - Government Bond Fund:
         Tax qualified.................................     980,638       18.176386         17,824,455          1.31%       2.13%
         Non-tax qualified.............................     925,418       18.176386         16,820,755          1.31%       2.13%
        Nationwide SAT - Money Market Fund:
         Tax qualified.................................     198,448       13.684658          2,715,693          1.24%       3.74%
         Non-tax qualified.............................      77,424       13.684658          1,059,521          1.24%       3.74%
        Nationwide SAT - Total Return Fund:
         Tax qualified.................................   1,595,854       22.903028         36,549,889          1.31%      20.25%
         Non-tax qualified.............................   1,212,036       22.903028         27,759,294          1.31%      20.25%
        Neuberger & Berman - Balanced Portfolio:
         Tax qualified.................................     972,426       15.011108         14,597,192          1.33%       5.49%
         Non-tax qualified.............................     692,598       15.011108         10,396,663          1.33%       5.49%
        TCI Portfolios - TCI Advantage:
         Tax qualified.................................     554,216       14.067634          7,796,508          1.31%       7.82%
         Non-tax qualified.............................     361,130       14.067634          5,080,245          1.31%       7.82%
         Initial Funding by Depositor (note 1a)........      25,000       15.079515            376,988          0.00%       7.82%

      VA-II Eagle Choice contracts:
        Federated -
        Federated High Income Bond Fund II:
         Non-tax qualified.............................       4,865       11.260755             54,784          0.72%***   12.62%***
        Fidelity VIP - Equity-Income Portfolio:
         Non-tax qualified.............................       3,700       15.169422             56,127          0.72%      12.68%
        MFS(R)- Emerging Growth Series:
         Non-tax qualified.............................       4,480       11.549651             51,742          0.70%***   15.51%***
                                                          =========     ===========
        Reserves for annuity contracts in payout phase:
         Tax qualified.................................                                         39,738
         Non-tax qualified.............................                                         12,012
                                                                                         -------------
                                                                                         $ 220,072,070
                                                                                         =============



* This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Nationwide Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2000 and 1999, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

January 26, 2001

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                   ($000's omitted, except per share amounts)

                                                                                                 December 31,
                                                                                        -------------------------------
                                                                                             2000            1999
=======================================================================================================================
                                         ASSETS

Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                             $ 1,192,444     $ 1,051,556
    Equity securities                                                                           1,828           5,659
  Mortgage loans on real estate, net                                                          380,685         330,068
  Real estate, net                                                                              1,822           2,200
  Policy loans                                                                                  1,517             465
  Other long-term investments                                                                       8               -
  Short-term investments                                                                       61,194             706
-----------------------------------------------------------------------------------------------------------------------
                                                                                            1,639,498       1,390,654
-----------------------------------------------------------------------------------------------------------------------

Cash                                                                                                -           4,280
Accrued investment income                                                                      16,925          13,906
Deferred policy acquisition costs                                                             108,982          92,025
Reinsurance receivable from affiliate                                                          96,892          91,667
Other assets                                                                                   69,459          42,851
Assets held in separate accounts                                                            2,242,478       2,127,080
-----------------------------------------------------------------------------------------------------------------------
                                                                                          $ 4,174,234     $ 3,762,463
=======================================================================================================================

                          LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                         $ 1,765,451     $ 1,480,807
Other liabilities                                                                              10,493          41,308
Liabilities related to separate accounts                                                    2,242,478       2,127,080
-----------------------------------------------------------------------------------------------------------------------
                                                                                            4,018,422       3,649,195
-----------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 8 and 12)
Shareholder's equity:
  Common stock, $40 par value.  Authorized, issued and outstanding 66,000 shares                2,640           2,640
  Additional paid-in capital                                                                   77,960          52,960
  Retained earnings                                                                            72,063          59,536
  Accumulated other comprehensive income (loss)                                                 3,149          (1,868)
-----------------------------------------------------------------------------------------------------------------------
                                                                                              155,812         113,268
-----------------------------------------------------------------------------------------------------------------------
                                                                                          $ 4,174,234     $ 3,762,463
=======================================================================================================================


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                                ($000's omitted)

                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                                $ 55,992        $ 44,793       $ 28,549
  Life insurance premiums                                                          1,297             292             63
  Net investment income                                                           14,732          13,959         11,314
  Realized gains on investments                                                      842           5,208            696
  Other income                                                                       929           1,059          1,165
---------------------------------------------------------------------------------------------------------------------------
                                                                                  73,792          65,311         41,787
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                              11,097           8,548          4,881
  Other benefits and claims                                                        5,581           5,210          1,586
  Amortization of deferred policy acquisition costs                                9,893          13,592          4,348
  Other operating expenses                                                        29,982          24,185          8,952
---------------------------------------------------------------------------------------------------------------------------
                                                                                  56,553          51,535         19,767
---------------------------------------------------------------------------------------------------------------------------
    Income before federal income tax expense                                      17,239          13,776         22,020
---------------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                         4,712           4,571          7,501
---------------------------------------------------------------------------------------------------------------------------
    Net income                                                                  $ 12,527        $  9,205       $ 14,519
===========================================================================================================================


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                ($000's omitted)


                                                                                            Accumulated
                                                           Additional                          other             Total
                                              Common         paid-in        Retained       comprehensive     shareholder's
                                               stock         capital        earnings       income (loss)         equity
============================================================================================================================

December 31, 1997                             $ 2,640       $ 52,960         $ 35,812           $ 7,168       $   98,580

Comprehensive income:
  Net income                                        -              -           14,519                 -           14,519
  Net unrealized gains on securities
    available-for-sale arising during the
         year                                       -              -                -             2,887            2,887

                                                                                                             ---------------
  Total comprehensive income                                                                                      17,406
----------------------------------------------------------------------------------------------------------------------------
December 31, 1998                               2,640         52,960           50,331            10,055          115,986
============================================================================================================================

Comprehensive income:
  Net income                                        -              -            9,205                 -            9,205
  Net unrealized losses on securities
    available-for-sale arising during the
         year                                       -              -                -           (11,923)         (11,923)

                                                                                                             ---------------
  Total comprehensive loss                                                                                        (2,718)
----------------------------------------------------------------------------------------------------------------------------
December 31, 1999                               2,640         52,960           59,536            (1,868)         113,268
============================================================================================================================

Comprehensive income:
  Net income                                        -              -           12,527                 -           12,527
  Net unrealized gains on securities
    available-for-sale arising during the
         year                                       -              -                -             5,017            5,017
                                                                                                             ---------------
  Total comprehensive income                                                                                      17,544
                                                                                                             ---------------
  Capital contribution                              -         25,000                -                 -           25,000
----------------------------------------------------------------------------------------------------------------------------
December 31, 2000                             $ 2,640       $ 77,960         $ 72,063           $ 3,149        $ 155,812
============================================================================================================================



See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                                ($000's omitted)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                    2000           1999             1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                    $     12,527     $    9,205       $  14,519
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                              11,097          8,548           4,881
      Capitalization of deferred policy acquisition costs                            (38,932)       (33,965)        (29,216)
      Amortization of deferred policy acquisition costs                                9,893         13,592           4,348
      Amortization and depreciation                                                      625          1,351            (479)
      Realized gains on invested assets, net                                            (842)        (5,208)           (696)
      Increase in accrued investment income                                           (3,019)        (2,261)           (867)
      Increase in other assets                                                       (31,833)        (1,309)        (25,919)
      Increase in policy liabilities and funds withheld
        on coinsurance agreement with affiliate                                      296,327        160,246         139,991
      (Decrease) increase in other liabilities                                       (33,516)        21,795          (3,883)
------------------------------------------------------------------------------------------------------------------------------
          Net cash provided by operating activities                                  222,327        171,994         102,679
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            190,173        137,210         117,228
  Proceeds from sale of securities available-for-sale                                 47,537         73,864          17,403
  Proceeds from repayments of mortgage loans on real estate                           30,896         32,397          28,180
  Proceeds from sale of real estate                                                    1,269              -             707
  Proceeds from repayments of policy loans and sale of other invested assets             267            109              99
  Cost of securities available-for-sale acquired                                    (354,904)      (375,642)       (242,516)
  Cost of mortgage loans on real estate acquired                                     (82,250)       (93,500)        (78,180)
  Cost of real estate acquired                                                             -              -              (3)
  Short-term investments, net                                                        (60,488)         1,571          16,691
  Other, net                                                                          (1,327)          (242)           (216)
------------------------------------------------------------------------------------------------------------------------------
          Net cash used in investing activities                                     (228,827)      (224,233)       (140,607)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital contribution received                                                       25,000              -               -
  Increase in investment product and universal life insurance
    product account balances                                                         173,269        192,893          74,828
  Decrease in investment product and universal life insurance
    product account balances                                                        (196,049)      (136,376)        (42,061)
------------------------------------------------------------------------------------------------------------------------------
          Net cash provided by financing activities                                    2,220         56,517          32,767
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in cash                                                       (4,280)         4,278          (5,161)

Cash, beginning of year                                                                4,280              2           5,163
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                               $          -      $   4,280      $        2
==============================================================================================================================


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 2000, 1999 and 1998
                                ($000's omitted)

(1)      Organization and Description of Business
         ----------------------------------------

         Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

         The Company provides long-term savings and retirement products, including individual annuities and life insurance.

(2)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. An Annual Statement, filed with the Department of Insurance of the State of Ohio (the Department), is prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (b)  Revenues and Benefits
              ---------------------

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (c)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

         (d)  Separate Accounts
              -----------------

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives.

         (e)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

         (f)  Federal Income Tax
              ------------------

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC). The members of the consolidated tax return group have a tax sharing agreement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (g)  Reinsurance Ceded
              -----------------

              Reinsurance revenues ceded and reinsurance recoveries on benefits and expenses incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (h)  Recently Issued Accounting Pronouncements
              -----------------------------------------

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, all derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 will result in the Company derecognizing $350 of deferred assets related to hedges, while recognizing $350 of additional derivative instrument liabilities and $288 of additional firm commitment assets. The adoption of SFAS 133 will result in the Company recording a net transition adjustment gain of $102 (net of related income tax of $55) in net income. In addition, a net translation adjustment gain of $20 (net of related income tax of $11) will be recorded in accumulated other comprehensive income at January 1, 2001. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $32 and $170, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign exchange rates during any period.

         (i)  Reclassification
              ----------------

              Certain items in the 1999 and 1998 financial statements have been reclassified to conform to the 2000 presentation.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         (3)  Investments
              -----------

              The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:


                                                                                             Gross         Gross
                                                                            Amortized      unrealized    unrealized     Estimated
                                                                               cost          gains         losses       fair value
             =======================================================================================================================
             December 31, 2000
              Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   Government corporations and agencies                   $      40,694     $     769   $       133     $    41,330
                 Obligations of states and political subdivisions                 3,129             -            37           3,092
                 Debt securities issued by foreign governments                    1,253            12            13           1,252
                 Corporate securities                                           662,849        11,717         7,859         666,707
                 Mortgage-backed securities - U.S. Government backed            236,368         2,190           413         238,145
                 Asset-backed securities                                        239,785         3,342         1,209         241,918
             -----------------------------------------------------------------------------------------------------------------------
                     Total fixed maturity securities                          1,184,078        18,030         9,664       1,192,444
               Equity securities                                                    979           849             -           1,828
             -----------------------------------------------------------------------------------------------------------------------
                                                                          $   1,185,057     $  18,879   $     9,664     $ 1,194,272
             =======================================================================================================================

             December 31, 1999
              Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   Government corporations and agencies                   $      36,717     $       2   $    1,198      $    35,521
                 Obligations of states and political subdivisions                   302             -            7              295
                 Debt securities issued by foreign governments                    2,256             2           22            2,236
                 Corporate securities                                           549,510         1,933       10,413          541,030
                 Mortgage-backed securities - U.S. Government backed            258,329         1,044        3,082          256,291
                 Asset-backed securities                                        218,698           232        2,747          216,183
             -----------------------------------------------------------------------------------------------------------------------
                     Total fixed maturity securities                          1,065,812         3,213       17,469        1,051,556
               Equity securities                                                  1,990         3,669            -            5,659
             -----------------------------------------------------------------------------------------------------------------------
                                                                          $   1,067,802     $   6,882   $   17,469      $ 1,057,215
             =======================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                    Amortized         Estimated
                                                                                       cost           fair value
             =======================================================================================================
             Fixed maturity securities available-for-sale:
                Due in one year or less                                            $    62,935        $   62,402
                Due after one year through five years                                  382,617           381,603
                Due after five years through ten years                                 195,109           199,554
                Due after ten years                                                     67,264            68,822
             -------------------------------------------------------------------------------------------------------
                                                                                       707,925           712,381
                 Mortgage-backed securities                                            236,368           238,145
                 Asset-backed securities                                               239,785           241,918
             -------------------------------------------------------------------------------------------------------
                                                                                   $ 1,184,078       $ 1,192,444
             =======================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:


                                                                                          2000            1999
         ===========================================================================================================

         Gross unrealized gains (losses)                                                $ 9,215       $ (10,587)
         Adjustment to deferred policy acquisition costs                                 (4,369)          7,714
         Deferred federal income tax                                                     (1,697)          1,005
         -----------------------------------------------------------------------------------------------------------
                                                                                        $ 3,149      $   (1,868)
         ===========================================================================================================

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the years ended December 31:


                                                                            2000            1999           1998
         ============================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                     $ 22,622       $ (35,128)       $ 3,922
           Equity securities                                               (2,820)         (1,861)         2,467
         ------------------------------------------------------------------------------------------------------------
                                                                         $ 19,802       $ (36,989)       $ 6,389
         ============================================================================================================

Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $47,537, $73,864 and $17,403, respectively. During 2000, gross gains of $376 ($297 and $509 in 1999 and 1998, respectively) and gross losses of $1,413 ($37 and none in 1999 and 1998, respectively) were realized on those sales.

The Company had no investments that were non-income producing for the twelve month periods preceding December 31, 2000 and 1999.

Real estate is presented at cost less accumulated depreciation of $138 as of December 31, 2000 ($155 as of December 31, 1999). There was no valuation allowance as of December 31, 2000 or 1999.

There were no recorded investments in mortgage loans on real estate considered to be impaired as of December 31, 2000 ($881 as of December 31, 1999). No valuation allowance was recorded for these loans as of December 31, 2000 or 1999. During 2000, the average recorded investment in impaired mortgage loans on real estate was approximately $527 ($885 in 1999) and there was no interest income recognized on those loans (none in 1999).

The valuation allowance account for mortgage loans on real estate was $750 for the year ended December 31, 2000, which was unchanged from the previous two years.

An analysis of investment income by investment type follows for the years ended December 31:


                                                                            2000            1999           1998
         ============================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                  $ 75,426        $ 66,160       $ 56,398
           Mortgage loans on real estate                                  27,821          23,475         21,124
           Real estate                                                       461             413            379
           Short-term investments                                          1,352           1,580          1,361
           Other                                                             431             334            178
         ------------------------------------------------------------------------------------------------------------
               Total investment income                                   105,491          91,962         79,440
         Less:
           Investment expenses                                             1,988           2,040          1,773
           Net investment income ceded (note 11)                          88,771          75,963         66,353
         ------------------------------------------------------------------------------------------------------------
               Net investment income                                    $ 14,732        $ 13,959       $ 11,314
         ============================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:


                                                                            2000            1999           1998
         ============================================================================================================
         Fixed maturity securities available-for-sale                   $ (1,037)      $    260          $ 509
         Mortgage loans on real estate                                      (261)             7              -
         Real estate and other                                              2,140         4,941            187
         ------------------------------------------------------------------------------------------------------------
                                                                        $     842      $  5,208          $ 696
         ============================================================================================================

         Fixed maturity securities with an amortized cost of $3,420 and $3,540 were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

(4)      Derivative Financial Instruments
         --------------------------------

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (h) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated investments to U.S. dollars.

         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


                                                                                          2000            1999
         ===========================================================================================================
         Interest rate swaps -
            Pay fixed/receive variable rate swaps hedging investments                $   7,585         $ 1,585
            Pay variable/receive fixed rate swaps hedging investments                    5,000             -

         Foreign currency swaps -
             Hedging foreign currency denominated investments                        $   1,420         $ 1,420

         Interest rate futures contracts                                             $  18,700         $ 2,483
         -----------------------------------------------------------------------------------------------------------

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(5)      Federal Income Tax
         ------------------

         The tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31, 2000 and 1999 are as follows:


                                                                                          2000            1999
         ===========================================================================================================
         Deferred tax assets:
           Fixed maturity securities                                                    $    -       $   3,905
           Future policy benefits                                                        9,874          17,454
           Liabilities in separate accounts                                             18,505          15,603
           Mortgage loans on real estate and real estate                                   267             266
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                            28,646          37,228
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                     4,188               -
           Equity securities                                                               297           1,284
           Deferred policy acquisition costs                                            14,963          15,624
           Other                                                                        11,525          13,799
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                       30,973          30,707
         -----------------------------------------------------------------------------------------------------------
              Net deferred tax (liability) asset                                      $ (2,327)      $   6,521
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset all future deductible amounts. The Company has determined that valuation allowances are not necessary as of December 31, 2000, 1999 and 1998 based on its analysis of future deductible amounts.

         The Company's current federal income tax (asset) liability was $(3,544) and $1,860 as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:


                                                                          2000            1999            1998
         -----------------------------------------------------------------------------------------------------------
         Currently payable                                            $ (1,434)        $ 4,391        $ 10,014
         Deferred tax expense (benefit)                                  6,146             180          (2,513)
         -----------------------------------------------------------------------------------------------------------
                                                                      $  4,712         $ 4,571       $   7,501
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:


                                                           2000                   1999                  1998
                                                   ---------------------  ---------------------  --------------------
                                                     Amount        %        Amount        %        Amount       %
         ============================================================================================================
         Computed (expected) tax expense             $ 6,034      35.0      $ 4,822      35.0      $ 7,707     35.0
         Tax exempt interest and dividends
            received deduction                        (1,324)     (7.7)        (255)     (1.8)        (223)    (1.0)
         Other, net                                        2       -              4       -             17      0.1
         ------------------------------------------------------------------------------------------------------------
               Total (effective rate of each year)   $ 4,712      27.3      $ 4,571      33.2      $ 7,501     34.1
         ============================================================================================================

         Total federal income tax paid was $3,970, $4,053 and $9,298 during the years ended December 31, 2000, 1999 and 1998, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(6)      Comprehensive Income
         --------------------

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:


                                                                            2000            1999           1998
         ============================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                         $ 18,765       $ (36,729)       $ 6,898
            Adjustment to deferred policy acquisition costs                (12,083)         18,645         (1,947)
            Related federal income tax (expense) benefit                    (2,339)          6,330         (1,733)
         ------------------------------------------------------------------------------------------------------------
               Net                                                           4,343         (11,754)         3,218
         ------------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                            1,037            (260)          (509)
            Related federal income tax expense (benefit)                      (363)             91            178
         ------------------------------------------------------------------------------------------------------------
               Net                                                             674            (169)          (331)
         ------------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                           $ 5,017       $ (11,923)       $ 2,887
         ============================================================================================================

(7)      Fair Value of Financial Instruments
         -----------------------------------

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
                                                           amount        fair value         amount        fair value
=======================================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                $ 1,191,741     $ 1,191,741     $  1,051,447    $  1,051,447
               Equity securities                              1,828           1,828            5,659           5,659
             Mortgage loans on real estate, net             380,685         388,396          330,068         324,610
             Policy loans                                     1,517           1,517              465             465
             Short-term investments                          61,194          61,194              706             706
           Cash                                                   -               -            4,280           4,280
           Assets held in separate accounts               2,242,478       2,242,478        2,127,080       2,127,080

         Liabilities:
           Investment contracts                          (1,616,017)     (1,562,224)      (1,335,787)     (1,283,459)
           Policy reserves on life insurance contracts     (149,434)       (149,783)        (145,020)       (145,370)
           Liabilities related to separate accounts      (2,242,478)     (2,189,633)      (2,127,080)     (2,082,541)

         Derivative financial instruments:
           Interest rate swaps hedging assets                   703             952              109             109
           Foreign currency swaps                               128             128              (18)            (18)
           Futures contracts                                   (151)           (151)              21              21

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(8)      Risk Disclosures
         ----------------

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $16,280 extending into 2001 were outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLAIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLAIC's credit risk from these derivative financial instruments was $1.0 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 29% (30% in 1999) in any geographic area and no more than 1% (5% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000 17% (22% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed apartment building properties.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(9)      Pension Plan and Postretirement Benefits Other Than Pensions
         ------------------------------------------------------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension costs charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $77, $127 and $235, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $1,090 and $1,040, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $132, $177 and $130, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                 ------------------------------  ---------------------------
                                                                       2000          1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                    $ 1,811,400   $ 2,185,000    $    239,800    $  270,100
         Service cost                                                    81,400        80,000          12,200        14,200
         Interest cost                                                  125,300       109,900          18,700        17,600
         Actuarial loss (gain)                                           34,800       (95,000)         16,100       (64,400)
         Plan settlement                                                      -      (396,100)            -             -
         Benefits paid                                                  (71,200)      (72,400)        (10,400)      (11,000)
         Acquired companies                                                 -             -                 -        13,300
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                            1,981,700     1,811,400         276,400       239,800
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year               2,247,600     2,541,900          91,300        77,900
         Actual return on plan assets                                   140,900       161,800          12,200         3,500
         Employer contribution                                                -        12,400          26,300        20,900
         Plan curtailment in 2000/settlement in 1999                     19,800      (396,100)            -             -
         Benefits paid                                                  (71,200)      (72,400)        (10,400)      (11,000)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                     2,337,100     2,247,600         119,400        91,300
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                  355,400       436,200        (157,000)     (148,500)
         Unrecognized prior service cost                                 25,000        28,200             -             -
         Unrecognized net gains                                        (311,700)     (402,000)        (34,100)      (46,700)
         Unrecognized net (asset) obligation at transition               (6,400)       (7,700)          1,000         1,100
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                            $      62,300 $      54,700     $ (190,100)   $ (194,100)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:


                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
                                                                       2000          1999            2000          1999
         ===================================================================================================================

         Weighted average discount rate                                6.75%         7.00%           7.50%         7.80%
         Rate of increase in future compensation levels                5.00%         5.25%            -             -
         Assumed health care cost trend rate:
               Initial rate                                              -             -            15.00%        15.00%
               Ultimate rate                                             -             -             5.50%         5.50%
               Uniform declining period                                  -             -             5 Years       5 Years
         -------------------------------------------------------------------------------------------------------------------

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 follows:


                                                                          2000            1999            1998
         ===========================================================================================================

         Service cost (benefits earned during the period)             $   81,400      $   80,000      $   87,600
         Interest cost on projected benefit obligation                   125,300         109,900         123,400
         Expected return on plan assets                                 (184,500)       (160,300)       (159,000)
         Recognized gains                                                (11,800)         (9,100)         (3,800)
         Amortization of prior service cost                                3,200           3,200           3,200
         Amortization of unrecognized transition obligation (asset)       (1,300)         (1,400)          4,200
         -----------------------------------------------------------------------------------------------------------
                                                                      $   12,300      $   22,300      $   55,600
         ===========================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67,100. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32,900. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19,800.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:


                                                                          2000            1999            1998
         ===========================================================================================================
         Weighted average discount rate                                  7.00%           6.08%           6.00%
         Rate of increase in future compensation levels                  5.25%           4.33%           4.25%
         Expected long-term rate of return on plan assets                8.25%           7.33%           7.25%
         -----------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:


                                                                          2000            1999            1998
         ===========================================================================================================
         Service cost (benefits attributed to employee service
            during the year)                                            $ 12,200        $ 14,200       $   9,800
         Interest cost on accumulated postretirement benefit
            obligation                                                    18,700          17,600          15,400
         Expected return on plan assets                                   (7,900)         (4,800)         (4,400)
         Amortization of unrecognized transition obligation of
            affiliates                                                       600             600             200
         Net amortization and deferral                                    (1,300)           (500)            600
         -----------------------------------------------------------------------------------------------------------
                                                                        $ 22,300        $ 27,100        $ 21,600
         ===========================================================================================================

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:


                                                                          2000            1999            1998
         ===========================================================================================================
         NPPBC:
           Discount rate                                             7.80%           6.65%           6.70%
           Long term rate of return on plan
               assets, net of tax in 1999 and 1998                   8.30%           7.15%           5.83%
           Assumed health care cost trend rate:
               Initial rate                                         15.00%          15.00%          12.00%
               Ultimate rate                                         5.50%           5.50%           6.00%
               Uniform declining period                            5 Years         5 Years        12 Years
         -----------------------------------------------------------------------------------------------------------

         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(10)     Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings
         ----------------------------------------------------------------------
         and Dividend Restrictions
         -------------------------

         Ohio, the Company's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         The statutory capital and surplus of the Company as reported to regulatory authorities as of December 31, 2000, 1999 and 1998 was $67,769, $63,275 and $70,135, respectively. The statutory net loss of the Company as reported to regulatory authorities for the years ended December 31, 2000, 1999 and 1998 was $(6,150), $(305) and $(3,371),
         respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLAIC. The resulting change to the Company's January 1, 2001 surplus was an increase of approximately $3,674. The significant change for NLAIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $6,777.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates
         ----------------------------

         In December 2000, the Company received a capital contribution from NLIC in the amount of $25,000.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $441, $660 and $430, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $4,704, $5,150 and $2,933, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         Effective December 31, 1996, the Company entered into an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a 100% coinsurance with funds withheld basis. On December 31, 1997, the agreement was amended to a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain inforce until all contract obligations are settled. Amounts ceded to NLIC in 2000 are included in NLIC's results of operations for 2000 and include premiums of $432,803 ($258,468 and $241,503 in 1999 and 1998, respectively), net investment income of $88,771 ($75,963 and $66,353 in 1999 and 1998, respectively) and benefits, claims and other expenses of $524,715 ($319,240 and $296,659 in 1999 and 1998, respectively). In consideration for the initial inforce business reinsured, NLIC paid the Company $26,473 in commission and expense allowances which were applied to the Company's deferred policy acquisition costs as of December 31, 1996. No significant gain or loss was recognized as a result of the agreement.

         During 1999, the Company entered into an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract was ceded on a 100% coinsurance basis. Amounts ceded to NLIC include premiums of $87,696 in 1999 (none in 2000) and expenses of $185 and $3,150 during 2000 and 1999, respectively. Policy reserves ceded under this agreement totaled $96,892 and $91,667 as of December 31, 2000 and 1999,
         respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $56,332 and $706 as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying balance sheets.

(12)     Contingencies
         -------------

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(13)     Segment Information
         -------------------

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports two product segments: Individual Annuity and Life Insurance. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the two product segments and unallocated expenses. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.


                                               Individual         Life
                                                 Annuity        Insurance       Corporate         Total
         ====================================================================================================
         2000:
         Net investment income                  $     5,349     $    2,831      $    6,552      $   14,732
         Other operating revenue                     35,650         22,568               -          58,218
         ----------------------------------------------------------------------------------------------------
            Total operating revenue (1)              40,999         25,399           6,552          72,950
         ----------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                          8,078          3,019               -          11,097
         Amortization of deferred policy
            acquisition costs                         9,189            704               -           9,893
         Other benefits and expenses                 22,098         13,465               -          35,563
         ----------------------------------------------------------------------------------------------------
            Total expenses                           39,365         17,188               -          56,553
         ----------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                        1,634          8,211           6,552          16,397
         Realized gains on investments                 -               -               842             842
         ----------------------------------------------------------------------------------------------------
         Income before federal
            income tax                          $     1,634     $    8,211      $    7,394      $   17,239
         ====================================================================================================
         Assets as of year end                  $ 3,573,040     $  548,240      $   52,954      $4,174,234
         ----------------------------------------------------------------------------------------------------
         1999:
         Net investment income                  $     6,246     $    1,596      $    6,117      $   13,959
         Other operating revenue                     29,497         16,647               -          46,144
         ----------------------------------------------------------------------------------------------------
            Total operating revenue (1)              35,743         18,243           6,117          60,103
         ----------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                          6,561          1,987               -           8,548
         Amortization of deferred policy
            acquisition costs                         8,649          4,943               -          13,592
         Other benefits and expenses                 20,971          8,424               -          29,395
         ----------------------------------------------------------------------------------------------------
            Total expenses                           36,181         15,354               -          51,535
         ----------------------------------------------------------------------------------------------------
         Operating income (loss) before
            federal income tax                         (438)         2,889           6,117           8,568
         Realized gains on investments                    -              -           5,208           5,208
         ----------------------------------------------------------------------------------------------------
         Income (loss) before federal
            income tax                          $      (438)    $    2,889      $   11,325      $   13,776
         ====================================================================================================

         Assets as of year end                  $ 3,309,810     $  382,388      $   70,265      $3,762,463
         ----------------------------------------------------------------------------------------------------

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

                                               Individual         Life
                                                 Annuity        Insurance       Corporate         Total
         ====================================================================================================
         1998:
         Net investment income                 $    5,375        $       408     $   5,531       $      11,314
         Other operating revenue                   21,391              8,386             -              29,777
         ----------------------------------------------------------------------------------------------------
            Total operating revenue (1)            26,766              8,794         5,531              41,091
         ----------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                        4,660                221             -               4,881
         Amortization of deferred policy
            acquisition costs                       3,974                374             -               4,348
         Other benefits and expenses                6,529              4,009             -              10,538
         ----------------------------------------------------------------------------------------------------
            Total expenses                         15,163              4,604             -              19,767

         ----------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                            11,603              4,190         5,531              21,324
         Realized gains on investments                  -                  -           696                 696
         ----------------------------------------------------------------------------------------------------
         Income before federal
             income tax                        $   11,603        $     4,190     $   6,227       $      22,020
         ====================================================================================================
         Assets as of year end                 $2,664,869        $    92,482     $  82,087       $   2,839,438
         ----------------------------------------------------------------------------------------------------

          (1)  Excludes net realized gains and losses on investments

The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C.    OTHER INFORMATION
Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

                      (a)  To be filed by Financial Statements:

                           (1)   Financial statements included
                                 in Prospectus
                                 (Part A):

                                 Condensed Financial Information.

                           (2)   Financial statements included
                                 in Part B:

                                 Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Statement of Additional Information (Part A).

                           Nationwide VA Separate Account-A:

                                 Independent Auditors' Report.

                                 Statement of Assets, Liabilities
                                 and Contract Owners' Equity as of
                                 December 31, 2000.

                                 Statements of Operations for the year ended
                                 December 31, 2000.

                                 Statements of Changes in Contract Owners'
                                 Equity for the years ended December 31, 2000 and 1999.

                                 Notes to Financial Statements.

                           Nationwide Life and Annuity Insurance Company:

                                 Independent Auditors' Report.

                                 Balance Sheets as of December 31, 2000 and
                                 1999.

                                 Statements of Income for the years ended
                                 December 31, 2000, 1999 and 1998.

                                 Statements of Shareholder's Equity for the years ended December 31, 2000, 1999 and 1998

                                 Statements of Cash Flows for the years ended
                                 December 31, 2000, 1999 and 1998.

                                 Notes to Financial Statements.

Item 24.      (b)  Exhibits
                             (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with this Registration Statement and hereby incorporated by reference.

                             (2)    Not Applicable

                             (3) Underwriting or Distribution contracts between the Registrant and Principal Underwriter - Attached hereto.

                             (4) The form of the variable annuity contract - Filed previously with this Registration Statement and hereby incorporated herein by reference.

                             (5)    Variable Annuity Application - Filed
                                    previously with this Registration
                                    Statement and hereby incorporated herein by reference.

                             (6) Articles of Incorporation of Depositor - Filed previously with this Registration Statement and hereby incorporated herein by reference.

                             (7)    Not Applicable

                             (8)    Not Applicable

                             (9) Opinion of Counsel - Filed previously with this Registration Statement and hereby incorporated herein by reference.

                             (10)   Not Applicable

                             (11)   Not Applicable

                             (12)   Not Applicable

                             (13)   Performance Advertising Calculation
                                    Schedule - Filed previously with this
                                    Registration Statement and hereby
                                    incorporated herein by reference.

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                 NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                  BUSINESS ADDRESS                                 WITH DEPOSITOR
                Lewis J. Alphin                                        Director
                519 Bethel Church Road
                Mount Olive, NC 28365-6107

                A. I. Bell                                             Director
                4121 North River Road West
                Zanesville, OH 43701

                Yvonne M. Curl                                         Director
                Avaya Inc.
                Room 3C322
                211 Mt. Airy Road
                Basking Ridge, NJ 07290

                Kenneth D. Davis                                       Director
                7229 Woodmansee Road
                Leesburg, OH 45135

                Keith W. Eckel                                         Director
                1647 Falls Road
                Clarks Summit, PA 18411

                Willard J. Engel                                       Director
                301 East Marshall Street
                Marshall, MN 56258

                Fred C. Finney                                         Director
                1558 West Moreland Road
                Wooster, OH 44691

                Joseph J. Gasper                         President and Chief Operating Officer
                One Nationwide Plaza                                 and Director
                Columbus, OH  43215

                W.G. Jurgensen                                  Chief Executive Officer
                One Nationwide Plaza                                 and Director
                Columbus, OH 43215

                David O. Miller                           Chairman of the Board and Director
                115 Sprague Drive
                Hebron, OH 43025

                Ralph M. Paige                                         Director
                Federation of Southern
                Cooperatives/Land Assistance Fund
                2769 Church Street
                East Point, GA  30344

                James F. Patterson                                     Director
                8765 Mulberry Road
                Chesterland, OH  44026


                 NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                  BUSINESS ADDRESS                                 WITH DEPOSITOR

                Arden L. Shisler                                       Director
                1356 North Wenger Road
                Dalton, OH  44618

                Robert L. Stewart                                      Director
                88740 Fairview Road
                Jewett, OH  43986

                Richard D. Headley                             Executive Vice President
                One Nationwide Plaza
                Columbus, OH 43215

                Michael S. Helfer                             Executive Vice President -
                One Nationwide Plaza                              Corporate Strategy
                Columbus, OH 43215

                Donna A. James.                               Executive Vice President -
                One Nationwide Plaza                         Chief Administrative Officer
                Columbus, OH 43215

                Robert A. Oakley                             Executive Vice President -
                One Nationwide Plaza                     Chief Financial Officer and Treasurer
                Columbus, OH 43215

                Robert J. Woodward, Jr.                       Executive Vice President -
                One Nationwide Plaza                           Chief Investment Officer
                Columbus, Ohio 43215

                John R. Cook, Jr.                               Senior Vice President -
                One Nationwide Plaza                         Chief Communications Officer
                Columbus, OH 43215

                Thomas L. Crumrine                               Senior Vice President
                One Nationwide Plaza
                Columbus, OH 43215

                David A. Diamond                               Senior Vice President -
                One Nationwide Plaza                              Corporate Strategy
                Columbus, OH 43215

                Philip C. Gath                                 Senior Vice President -
                One Nationwide Plaza                      Chief Actuary -Nationwide Financial
                Columbus, OH  43215

                Patricia R. Hatler                              Senior Vice President,
                One Nationwide Plaza                         General Counsel and Secretary
                Columbus, OH 43215

                David K. Hollingsworth                        Senior Vice President -
                One Nationwide Plaza                           Business Development and
                Columbus, OH 43215                                 Sponsor Relations

                David R. Jahn                                  Senior Vice President -
                One Nationwide Plaza                              Project Management
                Columbus, OH 43215



                NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                BUSINESS ADDRESS                                    WITH DEPOSITOR
                Richard A. Karas                            Senior Vice President - Sales -
                One Nationwide Plaza                              Financial Services
                Columbus, OH 43215

                Gregory S. Lashutka                            Senior Vice President -
                One Nationwide Plaza                              Corporate Relations
                Columbus, OH 43215

                Edwin P. McCausland, Jr.                       Senior Vice President -
                One Nationwide Plaza                            Fixed Income Securities
                Columbus, OH 43215

                Mark D. Phelan                                 Senior Vice President -
                One Nationwide Plaza                           Technology and Operations
                Columbus, OH 43215

                Douglas C. Robinette                            Senior Vice President -
                One Nationwide Plaza                                    Claims
                Columbus, OH 43215

                Mark R. Thresher                               Senior Vice President -
                One Nationwide Plaza                        Finance - Nationwide Financial
                Columbus, OH 43215

                Richard M. Waggoner                            Senior Vice President -
                One Nationwide Plaza                                  Operations
                Columbus, OH 43215

                Susan A. Wolken                             Senior Vice President - Product
                One Nationwide Plaza                          Management and Nationwide
                Columbus, OH 43215                                Financial Marketing


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

          *    Subsidiaries for which separate financial statements are filed

          ** Subsidiaries included in the respective consolidated financial statements

          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

          **** Other subsidiaries

---------------------------------------------------------------------------------------------------------------------------
                COMPANY                     STATE/COUNTRY OF         NO. VOTING               PRINCIPAL BUSINESS
                                             ORGANIZATION            SECURITIES
                                                                   (SEE ATTACHED
                                                                    CHART UNLESS
                                                                     OTHERWISE
                                                                     INDICATED)
---------------------------------------------------------------------------------------------------------------------------
The 401(k) Companies, Inc.              Texas                                       Holding company
---------------------------------------------------------------------------------------------------------------------------
The 401(k) Company                      Texas                                       Third-party administrator for 401(k)
                                                                                    plans
---------------------------------------------------------------------------------------------------------------------------
401(k) Investment Advisors, Inc.        Texas                                       Investment advisor registered with
                                                                                    the SEC
---------------------------------------------------------------------------------------------------------------------------
401(k) Investments Services, Inc.       Texas                                       NASD registered broker-dealer
---------------------------------------------------------------------------------------------------------------------------
Affiliate Agency, Inc.                  Delaware                                    Insurance agency marketing life
                                                                                    insurance and annuity products
                                                                                    through financial institutions
---------------------------------------------------------------------------------------------------------------------------
Affiliate Agency of Ohio, Inc.          Ohio                                        Insurance agency marketing life
                                                                                    insurance and annuity products
                                                                                    through financial institutions
---------------------------------------------------------------------------------------------------------------------------
AGMC Reinsurance, Ltd.                  Turks and Caico Islands                     Reinsurance company
---------------------------------------------------------------------------------------------------------------------------
AID Finance Services, Inc.              Iowa                                        Holding company
---------------------------------------------------------------------------------------------------------------------------
Allied Document Solutions, Inc.         Iowa                                        General printing services
---------------------------------------------------------------------------------------------------------------------------
ALLIED General Agency Company           Iowa                                        Managing general agent and surplus
                                                                                    lines broker for property and
                                                                                    casualty insurance products
---------------------------------------------------------------------------------------------------------------------------
ALLIED Group, Inc.                      Iowa                                        Property and casualty holding company
---------------------------------------------------------------------------------------------------------------------------
ALLIED Group Insurance Marketing        Iowa                                        Direct marketer for property and
Company                                                                             casualty insurance products
---------------------------------------------------------------------------------------------------------------------------
ALLIED Property and Casualty Insurance  Iowa                                        Underwrites general property and
Company                                                                             casualty insurance
---------------------------------------------------------------------------------------------------------------------------
Allnations, Inc.                        Ohio                                        Promotes international cooperative
                                                                                    insurance organizations
---------------------------------------------------------------------------------------------------------------------------
AMCO Insurance Company                  Iowa                                        Underwrites general property and
                                                                                    casualty insurance
---------------------------------------------------------------------------------------------------------------------------
American Marine Underwriters, Inc.      Florida                                     Underwriting manager for ocean cargo
                                                                                    and bulk insurance
---------------------------------------------------------------------------------------------------------------------------
Asset Management Holdings, P/C          United Kingdom                              Holding company
---------------------------------------------------------------------------------------------------------------------------
Auto Direkt Insurance Company           Germany                                     Insurance company
---------------------------------------------------------------------------------------------------------------------------
Cal-Ag Insurance services, Inc.         California                                  Captive insurance brokerage firm
---------------------------------------------------------------------------------------------------------------------------
CalFarm Insurance Agency                California                                  Former marketing company for
                                                                                    traditional agent producers of
                                                                                    CalFarm Insurance Company
---------------------------------------------------------------------------------------------------------------------------
CalFarm Insurance Company               California                                  Multi-line insurance company
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                COMPANY                     STATE/COUNTRY OF         NO. VOTING               PRINCIPAL BUSINESS
                                             ORGANIZATION            SECURITIES
                                                                   (SEE ATTACHED
                                                                    CHART UNLESS
                                                                     OTHERWISE
                                                                     INDICATED)
---------------------------------------------------------------------------------------------------------------------------
Caliber Funding                         Delaware                                    A limited purpose corporation
---------------------------------------------------------------------------------------------------------------------------
Colonial County Mutual Insurance        Texas                                       Insurance company
Company
---------------------------------------------------------------------------------------------------------------------------
Columbus Insurance Brokerage and        Germany                                     General service insurance broker
Service GmbH
---------------------------------------------------------------------------------------------------------------------------
Cooperative Service Company             Nebraska                                    Insurance agency that sells and
                                                                                    services commercial insurance
---------------------------------------------------------------------------------------------------------------------------
Damian Securities Limited               England/Wales                               Investment holding company
---------------------------------------------------------------------------------------------------------------------------
Depositors Insurance Company            Iowa                                        Underwrites property and casualty
                                                                                    insurance
---------------------------------------------------------------------------------------------------------------------------
Discover Insurance Agency of Texas, LLC Texas                                       Insurance agency
---------------------------------------------------------------------------------------------------------------------------
Discover Insurance Agency, LLC          Texas                                       Insurance agency
---------------------------------------------------------------------------------------------------------------------------
eNationwide, LLC                        Ohio                                        Limited liability company that
                                                                                    provides administrative services to
                                                                                    Nationwide's direct operations
---------------------------------------------------------------------------------------------------------------------------
Excaliber Funding Corporation           Delaware                                    Limited purpose corporation
---------------------------------------------------------------------------------------------------------------------------
F&B, Inc.                               Iowa                                        Insurance agency
---------------------------------------------------------------------------------------------------------------------------
Farmland Mutual Insurance Company       Iowa                                        Mutual insurance company
---------------------------------------------------------------------------------------------------------------------------
Fenplace Limited                        England/Wales                               Inactive
---------------------------------------------------------------------------------------------------------------------------
Fenplace Two Ltd.                       England/Wales                               Previously provided investment
                                                                                    management and advisory services to
                                                                                    business, institutional and private
                                                                                    investors; transferred investment
                                                                                    management activity to Gartmore
                                                                                    Investment Limited
---------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency  Alabama                                     Insurance agency marketing life
of Alabama, Inc.                                                                    insurance and annuity products
                                                                                    through financial institutions
---------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency  Ohio                                        Insurance marketing life insurance
of Ohio, Inc.                                                                       and annuity products through
                                                                                    financial institutions
---------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency  Oklahoma                                    Insurance marketing life insurance
of Oklahoma, Inc.                                                                   and annuity products through
                                                                                    financial institutions
---------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency  Texas                                       Insurance marketing life insurance
of Texas, Inc.                                                                      and annuity products through
                                                                                    financial institutions
---------------------------------------------------------------------------------------------------------------------------
*Financial Horizons Investment Trust    Massachusetts                               Diversified, open-end investment
                                                                                    company
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                COMPANY                     STATE/COUNTRY OF         NO. VOTING               PRINCIPAL BUSINESS
                                             ORGANIZATION            SECURITIES
                                                                   (SEE ATTACHED
                                                                    CHART UNLESS
                                                                     OTHERWISE
                                                                     INDICATED)
---------------------------------------------------------------------------------------------------------------------------
Financial Horizons Securities           Oklahoma                                    Limited broker-dealer doing business
Corporation                                                                         solely in the financial institution
                                                                                    market
---------------------------------------------------------------------------------------------------------------------------
Gartmore 1990 Ltd.                      England/Wales                               A general partner in a limited
                                                                                    partnership formed to invest in
                                                                                    unlisted securities
---------------------------------------------------------------------------------------------------------------------------
Gartmore 1990 Trustee Ltd.              England/Wales                               Inactive
---------------------------------------------------------------------------------------------------------------------------
Gartmore Capital Management Ltd.        England/Wales                               Investment management and advisory
                                                                                    services to business, institutional
                                                                                    and private investors; transferred
                                                                                    investment management activity to
                                                                                    Gartmore Investment Limited
---------------------------------------------------------------------------------------------------------------------------
Gartmore Europe Ltd.                    England/Wales                               Investment holding company
---------------------------------------------------------------------------------------------------------------------------
Gartmore Fund Managers International    Jersey, Channel Islands                     Investment administration and support
Limited
---------------------------------------------------------------------------------------------------------------------------
Gartmore Fund Managers Ltd.             England/Wales                               Authorized unit trust management
---------------------------------------------------------------------------------------------------------------------------
Gartmore Indosuez UK Recovery Fund      England/Wales                               General partner in two limited
                                                                                    partnerships formed to invest in
                                                                                    unlisted securities
---------------------------------------------------------------------------------------------------------------------------
Gartmore Investment Ltd.                England/Wales                               Investment management and advisory
                                                                                    services to pension funds, unit
                                                                                    trusts and other collective
                                                                                    investment schemes, investment trusts
                                                                                    and portfolios for corporate and
                                                                                    other institutional clients
---------------------------------------------------------------------------------------------------------------------------
Gartmore Investment Management          Jersey, Channel Islands                     Investment management services
(Channel Islands) Limited
---------------------------------------------------------------------------------------------------------------------------
Gartmore Investment Management plc      England/Wales                               Investment holding company
---------------------------------------------------------------------------------------------------------------------------
Gartmore Investment Services GmbH       Germany                                     Marketing support
---------------------------------------------------------------------------------------------------------------------------
Gartmore Investment Services Ltd.       England/Wales                               Investment holding company
---------------------------------------------------------------------------------------------------------------------------
Gartmore Japan Limited                  Japan                                       Investment management
---------------------------------------------------------------------------------------------------------------------------
Gartmore Nominees Ltd.                  England/Wales                               Inactive
---------------------------------------------------------------------------------------------------------------------------
Gartmore Nominees (Jersey) Ltd.         Jersey, Channel Islands                     Inactive
---------------------------------------------------------------------------------------------------------------------------
Gartmore Pension Fund Trustees, Ltd.    England/Wales                               Trustee of Gartmore Pension Scheme
---------------------------------------------------------------------------------------------------------------------------
Gartmore Scotland Ltd.                  Scotland                                    Inactive
---------------------------------------------------------------------------------------------------------------------------
Gartmore Securities Ltd.                England/Wales                               Investment holding company; joint
                                                                                    partner in Gartmore Global Partners
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                COMPANY                     STATE/COUNTRY OF         NO. VOTING               PRINCIPAL BUSINESS
                                             ORGANIZATION            SECURITIES
                                                                   (SEE ATTACHED
                                                                    CHART UNLESS
                                                                     OTHERWISE
                                                                     INDICATED)
---------------------------------------------------------------------------------------------------------------------------
Gartmore U.S. Ltd.                      England/Wales                               Joint partner in Gartmore Global
                                                                                    Partners
---------------------------------------------------------------------------------------------------------------------------
GIL Nominees Ltd.                       England/Wales                               Inactive
---------------------------------------------------------------------------------------------------------------------------
GatesMcDonald Health Plus Inc.          Ohio                                        Managed care organization
---------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company               Ohio                                        Services employers for managing
                                                                                    workers' and unemployment
                                                                                    compensation matters
---------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company of Nevada     Nevada                                      Self-insurance administration, claims
                                                                                    examinations and data processing
                                                                                    services
---------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company of New York,  New York                                    Workers' compensation/self-insured
Inc.                                                                                claims administration services to
                                                                                    employers with exposure in New York
---------------------------------------------------------------------------------------------------------------------------
Insurance Intermediaries, Inc.          Ohio                                        Insurance agency providing commercial
                                                                                    property and casualty brokerage
                                                                                    services
---------------------------------------------------------------------------------------------------------------------------
Landmark Financial Services of New      New York                                    Insurance agency marketing life
York, Inc.                                                                          insurance and annuity products
                                                                                    through financial institutions
---------------------------------------------------------------------------------------------------------------------------
Leben Direkt Insurance Company          Germany                                     Life insurance through direct mail
---------------------------------------------------------------------------------------------------------------------------
Lone Star General Agency, Inc.          Texas                                       General agent to market non-standard
                                                                                    automobile and motorcycle insurance
                                                                                    for Colonial Mutual Insurance Company
---------------------------------------------------------------------------------------------------------------------------
MedProSolutions, Inc.                   Massachusetts                               Provides third-party administration
                                                                                    services for workers compensation,
                                                                                    automobile injury and disability
                                                                                    claims
---------------------------------------------------------------------------------------------------------------------------
Morley & Associates, Inc.               Oregon                                      Insurance brokerage
---------------------------------------------------------------------------------------------------------------------------
Morley Capital Management, Inc.         Oregon                                      Investment adviser and stable value
                                                                                    money management
---------------------------------------------------------------------------------------------------------------------------
Morley Financial Services, Inc.         Oregon                                      Holding company
---------------------------------------------------------------------------------------------------------------------------
Morley Research Associates, Ltd.        Delaware                                    Credit research consulting
---------------------------------------------------------------------------------------------------------------------------
**MRM Investments, Inc.                 Ohio                                        Owns and operates a recreational ski
                                                                                    facility
---------------------------------------------------------------------------------------------------------------------------
**National Casualty Company             Wisconsin                                   Insurance company
---------------------------------------------------------------------------------------------------------------------------
National Casualty Company of America,   England                                     Insurance company
Ltd.
---------------------------------------------------------------------------------------------------------------------------
National Deferred Compensation, Inc.    Ohio                                        Administers deferred compensation
                                                                                    plans for public employees
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                COMPANY                     STATE/COUNTRY OF         NO. VOTING               PRINCIPAL BUSINESS
                                             ORGANIZATION            SECURITIES
                                                                   (SEE ATTACHED
                                                                    CHART UNLESS
                                                                     OTHERWISE
                                                                     INDICATED)
---------------------------------------------------------------------------------------------------------------------------
**National Premium and Benefit          Delaware                                    Provides third-party administration
Administration Company                                                              services
---------------------------------------------------------------------------------------------------------------------------
Nationwide Advisory Services, Inc.      Ohio                                        Registered broker-dealer providing
                                                                                    investment management and
                                                                                    administrative services
---------------------------------------------------------------------------------------------------------------------------
Nationwide Affinity Insurance Company   Kansas                                      Insurance company
of America
---------------------------------------------------------------------------------------------------------------------------
**Nationwide Agency, Inc.               Ohio                                        Insurance agency
---------------------------------------------------------------------------------------------------------------------------
Nationwide Agribusiness Insurance       Iowa                                        Provides property and casualty
Company                                                                             insurance primarily to agricultural
                                                                                    business
---------------------------------------------------------------------------------------------------------------------------
Nationwide Arena, LLC                   Ohio                                        Limited liability company related to
                                                                                    arena development
---------------------------------------------------------------------------------------------------------------------------
*Nationwide Asset Allocation Trust      Ohio                                        Diversified open-end investment
                                                                                    company
---------------------------------------------------------------------------------------------------------------------------
Nationwide Asset Management Holdings,   United Kingdom                              Holding company
Ltd.
---------------------------------------------------------------------------------------------------------------------------
Nationwide Assurance Company            Wisconsin                                   Underwrites non-standard automobile
                                                                                    and motorcycle insurance
---------------------------------------------------------------------------------------------------------------------------
Nationwide Cash Management Company      Ohio                                        Investment securities agent
---------------------------------------------------------------------------------------------------------------------------
Nationwide Corporation                  Ohio                                        Holding company for entities
                                                                                    affiliated with Nationwide Mutual
                                                                                    Insurance Company
---------------------------------------------------------------------------------------------------------------------------
Nationwide Exclusive Distribution       Ohio                                        A limited liability company providing
Company, LLC                                                                        agency support services to Nationwide
                                                                                    exclusive agents
---------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Assignment Company Ohio                                        Assignment company to administer
                                                                                    structured settlement business
---------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution        Delaware                                    Insurance agency
Distributors Agency, Inc.
---------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution        New Mexico                                  Insurance agency
Distributors Agency, Inc. of New Mexico
---------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution        Massachusetts                               Insurance agency
Distributors Agency, Inc. of
Massachusetts
---------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services           Bermuda                                     Long-term insurer which issued
(Bermuda) Ltd.                                                                      variable annuity and variable life
                                                                                    products to persons outside the U.S.
                                                                                    and Bermuda
---------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services Capital   Delaware                                    Trust which issues and sells
Trust                                                                               securities and uses proceeds to
                                                                                    acquire debentures
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                COMPANY                     STATE/COUNTRY OF         NO. VOTING               PRINCIPAL BUSINESS
                                             ORGANIZATION            SECURITIES
                                                                   (SEE ATTACHED
                                                                    CHART UNLESS
                                                                     OTHERWISE
                                                                     INDICATED)
---------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services Capital   Delaware                                    Trust which issues and sells
Trust II                                                                            securities and uses proceeds to
                                                                                    acquire debentures
---------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.     Delaware                                    Holding company for entities
                                                                                    associated with Nationwide Mutual
                                                                                    Insurance Company
---------------------------------------------------------------------------------------------------------------------------
Nationwide Foundation                   Ohio                                        Not-for profit corporation
---------------------------------------------------------------------------------------------------------------------------
Nationwide General Insurance Company    Ohio                                        Primarily provides automobile and
                                                                                    fire insurance to select customers
---------------------------------------------------------------------------------------------------------------------------
Nationwide Global Finance, LLC          Ohio                                        Acts as a support company for
                                                                                    Nationwide Global Holdings, Inc. and
                                                                                    its international capitalization
                                                                                    efforts
---------------------------------------------------------------------------------------------------------------------------
Nationwide Global Funds                 Luxembourg                                  Exempted company with limited
                                                                                    liability for purpose of issuing
                                                                                    investment shares to segregated asset
                                                                                    accounts of Nationwide Financial
                                                                                    Services (Bermuda) Ltd. and to
                                                                                    non-U.S. resident investors
---------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings, Inc.        Ohio                                        Holding company for Nationwide
                                                                                    Insurance Enterprise international
                                                                                    operations
---------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings, Inc.-NGH    Grand Duchy of                              Analyzes European market of life
Luxembourg Branch                       Luxembourg                                  insurance
---------------------------------------------------------------------------------------------------------------------------
Nationwide Global Japan, Inc.           Delaware                                    Holding company
---------------------------------------------------------------------------------------------------------------------------
Nationwide Global Limited               Hong Kong                                   Primarily a holding company for
                                                                                    Nationwide Global Holdings, Inc.
                                                                                    Asian operations
---------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings-NGH Brasil   Brazil                                      Holding company
Participacoes LTDA
---------------------------------------------------------------------------------------------------------------------------
Nationwide Health Plans, Inc.           Ohio                                        Health insuring organization
---------------------------------------------------------------------------------------------------------------------------
Nationwide Home Mortgage Company        Iowa                                        Mortgage lendor
---------------------------------------------------------------------------------------------------------------------------
Nationwide Holdings, SA                 Brazil                                      Participates in other companies
                                                                                    related to international operations
---------------------------------------------------------------------------------------------------------------------------
*Nationwide Indemnity Company           Ohio                                        Reinsurance company assuming business
                                                                                    from Nationwide Mutual Insurance
                                                                                    Company and other insurers within the
                                                                                    Nationwide Insurance Enterprise
---------------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Company of America Wisconsin                                   Independent agency personal lines
                                                                                    underwriter of property and casualty
                                                                                    insurance
---------------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Company of Florida Ohio                                        Transacts general insurance business
                                                                                    except life insurance
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                COMPANY                     STATE/COUNTRY OF         NO. VOTING               PRINCIPAL BUSINESS
                                             ORGANIZATION            SECURITIES
                                                                   (SEE ATTACHED
                                                                    CHART UNLESS
                                                                     OTHERWISE
                                                                     INDICATED)
---------------------------------------------------------------------------------------------------------------------------
Nationwide International Underwriters   California                                  Special risks, excess and surplus
                                                                                    lines underwriting manager
---------------------------------------------------------------------------------------------------------------------------
Nationwide Investing Foundation         Michigan                                    Provides investors with continuous
                                                                                    source of investment under management
                                                                                    of trustees
---------------------------------------------------------------------------------------------------------------------------
*Nationwide Investing Foundation II     Massachusetts                               Diversified, open-end investment
                                                                                    company
---------------------------------------------------------------------------------------------------------------------------
Nationwide Investment Services          Oklahoma                                    Registered broker-dealer
Corporation
---------------------------------------------------------------------------------------------------------------------------
Nationwide Investors Services, Inc.     Ohio                                        Stock transfer agent
---------------------------------------------------------------------------------------------------------------------------
**Nationwide Life and Annuity           Ohio                                        Life insurance company
Insurance Company
---------------------------------------------------------------------------------------------------------------------------
**Nationwide Life Insurance Company     Ohio                                        Life insurance company
---------------------------------------------------------------------------------------------------------------------------
Nationwide Lloyds                       Texas                                       Commercial property insurance in Texas
---------------------------------------------------------------------------------------------------------------------------
Nationwide Management Systems, Inc.     Ohio                                        Preferred provider organization,
                                                                                    products and related services
---------------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Fire Insurance        Ohio                                        Mutual insurance company
Company
---------------------------------------------------------------------------------------------------------------------------
*Nationwide Mutual Funds                Ohio                                        Diversified, open-end investment
                                                                                    company
---------------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Insurance Company     Ohio                                        Mutual insurance company
---------------------------------------------------------------------------------------------------------------------------
Nationwide Properties, Ltd.             Ohio                                        Develop, own and operate real estate
                                                                                    and real estate investments
---------------------------------------------------------------------------------------------------------------------------
Nationwide Property and Casualty        Ohio                                        Insurance company
Insurance Company
---------------------------------------------------------------------------------------------------------------------------
Nationwide Realty Investors, Inc.       Ohio                                        Develop, own and operate real estate
                                                                                    and real estate investments
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Plan Services,    Ohio                                        Insurance agency
Inc.
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.   Delaware                                    Market and administer deferred
                                                                                    compensation plans for public
                                                                                    employees
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.   Alabama                                     Market and administer deferred
of Alabama                                                                          compensation plans for public
                                                                                    employees
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.   Arizona                                     Market and administer deferred
of Arizona                                                                          compensation plans for public
                                                                                    employees
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.   Arkansas                                    Market and administer deferred
of Arkansas                                                                         compensation plans for public
                                                                                    employees
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                COMPANY                     STATE/COUNTRY OF         NO. VOTING               PRINCIPAL BUSINESS
                                             ORGANIZATION            SECURITIES
                                                                   (SEE ATTACHED
                                                                    CHART UNLESS
                                                                     OTHERWISE
                                                                     INDICATED)
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.   Montana                                     Market and administer deferred
of Montana                                                                          compensation plans for public
                                                                                    employees
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.   Nevada                                      Market and administer deferred
of Nevada                                                                           compensation plans for public
                                                                                    employees
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.   New Mexico                                  Market and administer deferred
of New Mexico                                                                       compensation plans for public
                                                                                    employees
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.   Ohio                                        Market variable annuity contracts to
of Ohio                                                                             members of the National Education
                                                                                    Association in the state of Ohio
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.   Oklahoma                                    Market variable annuity contracts to
of Oklahoma                                                                         members of the National Education
                                                                                    Association in the state of Oklahoma
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.   South Dakota                                Market and administer deferred
of South Dakota                                                                     compensation plans for public
                                                                                    employees
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.   Texas                                       Market and administer deferred
of Texas                                                                            compensation plans for public
                                                                                    employees
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.   Wyoming                                     Market variable annuity contracts to
of Wyoming                                                                          members of the National Education
                                                                                    Association in the state of Wyoming
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions         Massachusetts                               Market and administer deferred
Insurance Agency Inc.                                                               compensation plans for public
                                                                                    employees
---------------------------------------------------------------------------------------------------------------------------
Nationwide Seguradora S.A.              Brazil                                      Engage in elementary, health and life
                                                                                    insurance; private open pension and
                                                                                    wealth concession plans
---------------------------------------------------------------------------------------------------------------------------
*Nationwide Separate Account Trust      Massachusetts                               Diversified, open-end investment
                                                                                    company
---------------------------------------------------------------------------------------------------------------------------
Nationwide Services Company, LLC.       Ohio                                        Single member limited liability
                                                                                    company performing shared services
                                                                                    functions for the Nationwide
                                                                                    Insurance Enterprise
---------------------------------------------------------------------------------------------------------------------------
Nationwide Towarzstwo Ubezieczen na     Poland                                      Life insurance and pension products
Zycie SA                                                                            in Poland
---------------------------------------------------------------------------------------------------------------------------
Nationwide Trust Company, FSB           United States                               Federal savings bank chartered by the
                                                                                    Office of Thrift Supervision in U.S.
                                                                                    Department of Treasury to exercise
                                                                                    custody and fiduciary powers
---------------------------------------------------------------------------------------------------------------------------
Nationwide UK Asset Management          United Kingdom                              Holding company
Holdings, Ltd.
---------------------------------------------------------------------------------------------------------------------------
Nationwide UK Holding Company, Ltd.     United Kingdom                              Holding company
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                COMPANY                     STATE/COUNTRY OF         NO. VOTING               PRINCIPAL BUSINESS
                                             ORGANIZATION            SECURITIES
                                                                   (SEE ATTACHED
                                                                    CHART UNLESS
                                                                     OTHERWISE
                                                                     INDICATED)
---------------------------------------------------------------------------------------------------------------------------
Neckura Holding Company                 Germany                                     Administrative services for Neckura
                                                                                    Insurance Group
---------------------------------------------------------------------------------------------------------------------------
Neckura Insurance Company               Germany                                     Insurance company
---------------------------------------------------------------------------------------------------------------------------
Neckura Life Insurance Company          Germany                                     Life and health insurance company
---------------------------------------------------------------------------------------------------------------------------
Nevada Independent                      Nevada                                      Workers' compensation administrative
Companies-Construction                                                              services to Nevada employers in the
                                                                                    construction industry
---------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-Health     Nevada                                      Workers' compensation administrative
and Nonprofit                                                                       services to Nevada employers in
                                                                                    health and nonprofit industries
---------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-           Nevada                                      Workers' compensation administrative
Hospitality and Entertainment                                                       services to Nevada employers in the
                                                                                    hospitality and entertainment
                                                                                    industries
---------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-           Nevada                                      Workers' compensation administrative
Manufacturing, Transportation and                                                   services to Nevada employers in the
Distribution                                                                        manufacturing, transportation and
                                                                                    distribution industries
---------------------------------------------------------------------------------------------------------------------------
NFS Distributors, Inc.                  Delaware                                    Holding company for Nationwide
                                                                                    Financial Services, Inc. distribution
                                                                                    companies
---------------------------------------------------------------------------------------------------------------------------
NGH Luxembourg, S.A                     Luxembourg                                  Acts primarily as holding company for
                                                                                    Nationwide Global Holdings, Inc.
                                                                                    European operations
---------------------------------------------------------------------------------------------------------------------------
NGH Netherlands, B.V.                   The Netherlands                             Holding company for other overseas
                                                                                    companies
---------------------------------------------------------------------------------------------------------------------------
NGH UK, Ltd.                            United Kingdom                              Assists Nationwide Global Holdings,
                                                                                    Inc. with European operations and
                                                                                    marketing
---------------------------------------------------------------------------------------------------------------------------
Northpointe Capital LLC                 Delaware                                    Limited liability company for
                                                                                    investments
---------------------------------------------------------------------------------------------------------------------------
PanEuroLife                             Luxembourg                                  Life insurance company providing
                                                                                    individual life insurance primarily
                                                                                    in the UK, Belgium and France
---------------------------------------------------------------------------------------------------------------------------
Pension Associates, Inc.                Wisconsin                                   Pension plan administration and
                                                                                    record keeping services
---------------------------------------------------------------------------------------------------------------------------
Portland Investment Services, Inc.      Oregon                                      NASD registered broker-dealer
---------------------------------------------------------------------------------------------------------------------------
Premier Agency, Inc.                    Iowa                                        Insurance agency
---------------------------------------------------------------------------------------------------------------------------
Riverview Agency, Inc.                  Texas                                       Has a pending application to become a
                                                                                    licensed insurance agency with the
                                                                                    Texas Department of Insurance
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                COMPANY                     STATE/COUNTRY OF         NO. VOTING               PRINCIPAL BUSINESS
                                             ORGANIZATION            SECURITIES
                                                                   (SEE ATTACHED
                                                                    CHART UNLESS
                                                                     OTHERWISE
                                                                     INDICATED)
---------------------------------------------------------------------------------------------------------------------------
Scottsdale Indemnity Company            Ohio                                        Insurance company
---------------------------------------------------------------------------------------------------------------------------
Scottsdale Insurance Company            Ohio                                        Insurance company
---------------------------------------------------------------------------------------------------------------------------
Scottsdale Surplus Lines Insurance      Arizona                                     Provides excess and surplus lines
Company                                                                             insurance coverage on a non-admitted
                                                                                    basis
---------------------------------------------------------------------------------------------------------------------------
Siam-Ar-Na-Khet Company Limited         Thailand                                    Holding company
---------------------------------------------------------------------------------------------------------------------------
Sun Direct                              Germany                                     Writes direct auto insurance
Versicherungs-Atiengesclischaft
---------------------------------------------------------------------------------------------------------------------------
SVM Sales GmbH, Neckura Insurance Group Germany                                     Recruits and supervises external
                                                                                    sales partners who obtain new
                                                                                    business for the Neckura Group as
                                                                                    well as to offer financial services
---------------------------------------------------------------------------------------------------------------------------
Thai Prasit Nationwide Company Limited  Thailand                                    Holding company
---------------------------------------------------------------------------------------------------------------------------
Union Bond & Trust Company              Oregon                                      Oregon state bank with trust powers
---------------------------------------------------------------------------------------------------------------------------
Vertboise, SA                           Luxembourg                                  Real property holding company
---------------------------------------------------------------------------------------------------------------------------
Vicpic Ltd.                             England/Wales                               Inactive
---------------------------------------------------------------------------------------------------------------------------
Villanova Capital, Inc.                 Delaware                                    Holding company
---------------------------------------------------------------------------------------------------------------------------
Villanova Distribution Services, Inc.   Iowa                                        Broker-dealer
---------------------------------------------------------------------------------------------------------------------------
Villanova Global Asset Management Trust Delaware                                    Holding company for Gartmore Group
                                                                                    and a registered investment advisor
---------------------------------------------------------------------------------------------------------------------------
Villanova Mutual Fund Capital Trust     Delaware                                    Trust designed to act as a registered
                                                                                    investment advisor
---------------------------------------------------------------------------------------------------------------------------
Villanova SA Capital Trust              Delaware                                    Trust designed to act as a registered
                                                                                    investment advisor
---------------------------------------------------------------------------------------------------------------------------
Villanova Securities, LLC               Delaware                                    Provides brokerage services for block
                                                                                    mutual fund trading for both
                                                                                    affiliated and non-affiliated
                                                                                    investment advisors and performs
                                                                                    block mutual fund trading directly
                                                                                    with fund companies
---------------------------------------------------------------------------------------------------------------------------
Western Heritage Insurance Company      Arizona                                     Underwrites excess and surplus lines
                                                                                    of property and casualty insurance
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION          (SEE ATTACHED CHART)
                                                                       UNLESS OTHERWISE INDICATED
---------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Fidelity Advisor Variable             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      Account                                                         Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate                           Ohio           Nationwide Life and         Issuer of Life Insurance
      Account -D                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION          (SEE ATTACHED CHART)
                                                                       UNLESS OTHERWISE INDICATED
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------


                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   NATIONWIDE AFFINITY   |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|       OF AMERICA        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 500,000    |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%       $23,843,431   |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 300,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI-100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-88.9%                 |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------


                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |------------------------------------------
     ||                                          |
     ||  --------------------------------        |   --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |
     ||  |Guaranty Fund                 |        |   |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |
         |Certificate                   |   |    |---|------------     Shares       |
         |-----------                   |   |    |   |                              |
         |                 Cost         |   |    |   |                 Cost         |
         |                 ----         |   |    |   |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |
         |                              |   |    |   |         AND CASUALTY         |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |
         |------------                  |   |    |   |Common Stock:    60,000       |
         |                              |---|    |---|------------     Shares       |
         |                 Cost         |   |    |   |                              |
         |                 ----         |   |    |   |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |
         |           COMPANY            |   |    |   |            COMPANY           |
         |Common Stock:    600 Shares   |   |    |   |                              |
         |------------                  |----    |---|Common Stock:    1,750        |
         |                              |        |   |------------     Shares       |
         |                 Cost         |            |                              |
         |                 ----         |        |   |                 Cost         |
         |Farmland                      |        |   |                 ----         |
         |Mutual-100%      $5,336,063   |        |   |Casualty-100%    $41,750,000  |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |   --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |
         |             (SIC)            |        |   |                              |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |
     |---|------------     Shares       |--------|---|------------     Shares       |
     |   |                              |        |   |                              |
     |   |                              |        |   |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |
     |   |                              |        |   |-------------                 |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |
     |   --------------------------------        |   -------------------------------
     |                                           |
     |   --------------------------------        |   --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |
     |---|------------     Shares       |        |---|  -------------               |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                 Cost         |
     |   |                 ----         |        |   |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |
     |   |                              |        |   |                              |
     |   --------------------------------        |   ----------------|---------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |
     |   |           COMPANY            |        |   |                              |
     |   |Common Stock:    10,000       |        |   |                              |
  ---|---|------------     Shares       |        |   |                              |
         |                              |        |   |                              |
         |                 Cost         |        |   |                              |
         |                 ----         |        |   |                              |
         |SIC-100%         $10,000      |        |   |NC-100%                       |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |
         |             RP&C             |        |
         |         INTERNATIONAL        |        |
         |                              |        |
         |Common Stock:    1,050        |        |
         |------------     Shares       |---------
         |                              |
         |                 Cost         |
         |                 ----         |
         |Casualty-21.9%  $2,400,740    |
         |                              |
         --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,320,978,093 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    116,847,783 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,186 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16.1%   $92,575           |
  |     |                              |     |    |                              |       |     |Fire-16.1%       $92,717           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             ------------------|------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |                               |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |                              |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            September 30, 2001

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $133,070,003 |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |     NATIONWIDE REALTY     |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |      INVESTORS, LTD.      |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-70%               |      |               ----        | |  ||  |                     |
   |  | NW Mutual-30%             |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |       PROPERTIES, LTD.    |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  |                           |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |  | Units:                    |      |       INC. OF MASS.       | |  ||  |                     |
   |--| ------                    |      |                           |--  ||  |Common Stock: 750    |
   |  |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
   |  |                           |      |------------               | |      |                     |
   |  | NW Life-97.6%             |      |                           | |      |                     |
   |  | NW Mutual-2.4%            |      |NFIDAI-100%                | |      |NFIDAI-100%          |
   |  -----------------------------      ----------------------------- |      -----------------------
   |  -----------------------------      ----------------------------- |
   |  |   NATIONWIDE COMMUNITY    |      |   NATIONWIDE FINANCIAL    | |
   |  |   DEVELOPMENT CORP., LLC  |      | INSTITUTION DISTRIBUTORS  | |
   |  |                           |      |        AGENCY, INC.       | |
   |  | Units:                    |      |       OF NEW MEXICO       |--
    --| ------                    |      |                           |
      |                           |      |Common Stock: 100 Shares   |
      |                           |      |------------               |
      | NW Life-67%               |      |                           |
      | NW Indemnity-33%          |      |NFIDAI-100%                |
      -----------------------------      -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,320,978,093 |
                                                  |FIRE            649,510    116,847,783 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|
                                     |                         |                          |                         |
                         ------------|------------ ------------|------------ -------------|------------ ------------|-------------
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $13,500,000 | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
              |        |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
              |        |-------------   -------   | |                        | |                       | |                       |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |  VILLANOVA DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |VSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   CORVIANT CORPORATION   |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |           (CC)           |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |  |--|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |  |  |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |  |  |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |  |  |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |  |  |VSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |                                 |                              |                   .            |
                               |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |  |  |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |  |  |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |  |  |                          |  |--
|                         |        |              Cost        |  |  |                        |  |  |                          |  |
|                         |        |              ----        |  |  |                        |  |  |                          |  |
|                         |        |NRS-100%      $500        |  |  |                        |  |  |CC-100%                   |  |
---------------------------        ----------------------------  |  --------------------------  |  ----------------------------  |
                                                                 |                              |                                |
                                   ----------------------------  |  --------------------------  |  ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |    PORTLAND INVESTMENT   |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |  |  |       SERVICES, INC.     |  |
                                   |                          |  |  |        OF TEXAS        |  |  |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |  |  |Common Stock: 1,000       |--|--
                                   |------------- Shares      |     |                        |  |  |------------- Shares      |  |
                                   |              Cost        |     |                        |  |  |              Cost        |  |
                                   |              ----        |     |                        |  |  |              ----        |  |
                                   |NRS-100%      $1,000      |     |                        |  |  |Morley-100%   $25,000     |  |
                                   ----------------------------     --------------------------  |  ----------------------------  |
                                                                                                |                                |
                                                                  ----------------------------  |  ----------------------------  |
                                                                  | VILLANOVA CAPITAL GLOBAL |  |  |         MORLEY &         |  |
                                                                  |TECH. LONG/SHORT FUND, LLC|  |  |     ASSOCIATES, INC.     |  |
                                                                  |                          |  |  |                          |  |
                                                                  |UNITS:                    |---  |Common Stock: 3,500       |--|
                                                                  |                          |        ----------- Shares      |
                                                                  |                          |     |              Cost        |
                                                                  |VSA-25%                   |     |              ----        |
                                                                  |FIRE-75%                  |     |Morley-100%   $1,000      |
                                                                  ----------------------------     ----------------------------



                                                                                                                            (Right)
















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         ---------------|--------------   -------------|----------------- |      -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        | |      |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      | |      |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             | |      |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    | |  |---|Common Stock:  100 Shares |
         |------------                | | |------------                 | |  |   |------------              |
         |               Cost         | | |               Cost          | |  |   |               Cost       |
         |               ----         | | |               ----          | |  |   |               ----       |
         |NW Corp.-100%  $606,434,210 | | |NW Corp.-100%  $25,683,532   | |  |   |                          |
         |                            | | |------------------------------ |  |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                |   |                               |  |   ----------------------------
         ------------------------------ | |------------------------------ |  |   ----------------------------
         ------------------------------ | |  MEDPROSOLUTIONS, INC.      | |  |   |    NATIONWIDE MANAGEMENT |
         |     EAGLE ACQUISITION      | | |                             | |  |   |        SYSTEMS, INC.     |
         |       CORPORATION          | | |               Cost          | |  |   |                          |
         |NFS-100%                    | | |               ----          | |  |---|Common Stock:  100 Shares |
         ------------------------------ | |Gates-100%     $6,700,000    | |  |   |-------------             |
         ------------------------------ | |                             | |  |   |               Cost       |
         |    VILLANOVA MUTUAL FUND   | | |                             | |  |   |               ----       |
         |     CAPITAL TRUST (VMF)    | | ------------------------------- |  |   |NHP Inc.-100%  $25,149    |
----|----|                            | |                                 |  |   ----------------------------
    |    |                            | | |------------------------------ |  |   ----------------------------
    |    |                            | | |     GATES MCDONALD &        | |  |   |         NATIONWIDE       |
    |    |                            | | | COMPANY OF NEW YORK, INC.   | |  |   |        AGENCY, INC.      |
    |    |                            | --|                             | |  |   |                          |
    |    |                            | | |Common Stock:  3 Shares      | |  |---|Common Stock:  100 Shares |
    |    |   DELAWARE BUSINESS TRUST  | | |------------                 | |      |------------              |
    |    ------------------------------ | |               Cost          | |      |               Cost       |
    |                                   | |               ----          | |      |               ----       |
    |    ------------------------------ | |Gates-100%     $106,947      | |      |NHP Inc.-99%   $116,077   |
    |    |        NORTHPOINTE         | | ------------------------------- |      ----------------------------
    |    |        CAPITAL LLC         | |                                 |
    |    |                            | | ------------------------------- |      ----------------------------
    |....|                            | | |      GATES MCDONALD &       | |      |   MRM INVESTMENTS, INC.  |
         |                            | | |     COMPANY OF NEVADA       | |      |                          |
         |                            | --|                             | |----- |                          |
         |                            | | |Common Stock:  40 Shares     |        |                          |
         |VILLANOVA CAPITAL, INC.-65% | | |------------                 |        |                          |
         ------------------------------ | |               Cost          |        |CORP.-100%                |
                                        | |               ----          |        ----------------------------
         ------------------------------ | |Gates-100%     $93,750       |
         |     EXCALIBER FUNDING      | | -------------------------------
         |        CORPORATION         | |
---------|Common Stock: 1,000 Shares  | | -------------------------------
         |-------------               | | |       GATES MCDONALD        |
         |              Cost          | | |      HEALTH PLUS, INC.      |
         |              ----          | --|                             |
         |Morley-100%   $1,000        | | |Common Stock:  200 Shares    |
         ------------------------------ | |------------                 |
                                        | |               Cost          |
         ------------------------------ | |               ----          |
         |      CALIBER FUNDING       | | |Gates-100%     $2,000,000    |
         |        CORPORATION         | | -------------------------------
         |                            | |
---------|                            | | -------------------------------
         |                            | | |NEVADA INDEPENDENT COMPANIES-|
         | Morley-100%                | | |MANUFACTURING TRANSPORTATION |
         |                            | | |       AND DISTRIBUTION      |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |      NEVADA INDEPENDENT     |
                                        | |     COMPANIES-HEALTH AND    |
                                        --|           NONPROFIT         |
         ------------------------------ | |Common Stock:  1,000 Shares  |
         |      MORLEY RESEARCH       | | |------------                 |
         |      ASSOCIATES, LTD.      | | |                             |
---------|                            | | |Gates-100%                   |
         |Common Stock:  1,000 Shares | | -------------------------------
         |-------------               | |
         |               Cost         | | -------------------------------
         |               ----         | | |     NEVADA INDEPENDENT      |
         |Morley-100%    $1,000       | | |   COMPANIES-CONSTRUCTION    |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
         ------------------------------ | |------------                 |
         |       MORLEY CAPITAL       | | |                             |
         |         MANAGEMENT         | | |Gates-100%                   |
         |                            | | -------------------------------
---------|Common Stock:  500 Shares   | |
         |-------------               | | -------------------------------
         |                Cost        | | |     NEVADA INDEPENDENT      |
         |                ----        | | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |Morley-100%     $5,000      | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         ------------------------------   |                             |       Limited Liability Company -- Dotted Line
                                          |Common Stock:  1,000 Shares  |
         ------------------------------   |------------                 |
         |     UNION BOND & TRUST     |   |                             |
         |           COMPANY          |   |Gates-100%                   |       SEPTEMBER, 30, 2001
         |                            |   -------------------------------
---------|Common Stock:  2,000 Shares |
         |------------                |
         |               Cost         |                                                                             Page 2
         |               ----         |
         |Morley-100%    $50,000      |
         ------------------------------

                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |    VILLANOVA GLOBAL ASSET    |            |   NATIONWIDE GLOBAL HOLDINGS    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |   - HONG KONG, LIMITED          |       |          NETHERLANDS B.V.       |
      |          (VGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | VGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |   NATIONWIDE UK HOLDING      |  |    |    |      GARTMORE FUND MANAGERS     |   |   |     FENPLACE TWO LTD. (FKA)     |
      |       COMPANY, LTD.          |  |    |    |       INTERNATIONAL LIMITED     |   |   |       NATWEST INVESTMENT        |
      |          (NUKHCL)            |  |    |    |              (GFMI)             |   |   |    MANAGEMENT LIMITED (FTL)     |
      |                              |  |    |----|                                 |   |   |                                 |
      |                              |  |    |    | GISL - 99.99%                   |   |   |                                 |
      | NUKAMHL - 100%               |  |    |    | GSL - .01%                      |   |   | GIM - 100%                      |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE SECRETARIES       |   |   |    GARTMORE SECURITIES LTD.     |
      |       HOLDINGS PLC           |  |    |    |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (AMH)               |  |    |    |                                 |   |   |                                 |
      |                              |  |    |----| GFMI - 94%                      |   |---|                                 |
      |                              |  |         | GSL - 3%                        |       | GIM - 99.99%                    |
      | NUKHCL - 100%                |  |         | GIM - 3%                        |       | GNL - .01%                      |
      ----------------|---------------  |         -----------------------------------       -----------------------------------
                      |                 |
                      |                 |
                      |                 |
      ----------------|---------------  |
      |    GARTMORE INVESTMENT       |  |
      |       MANAGEMENT PLC         |  |
      |          (GIM)               |  |
      |                              |--|
      | AMH - 99.99%                 |
      | GNL - .01%                   |
      --------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,320,978,093 |
                                           | FIRE         649,510      116,847,783 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $606,434,210  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |
                |       |  GARTMORE INVESTMENT LTD.    |        |
                |       |           (GIL)              |        |
                |-------|                              |        |------
                |       | GIM - 50%                    |        |
                |       | GNL - 50%                    |        |
                |       ---------------|----------------        |
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    DAMIAN SECURITIES LTD.    |
                |       |          LIMITED             |        |       |                              |
                |       |                              |        |-------|                              |
                |       | GIL - 100%                   |        |       | GIM - 50%                    |
                |       |                              |        |       | GSL - 50%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE NOMINEES LTD.    |
                |       |     (GENERAL PARTNER)        |        |       |             (GNL)            |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GSL - 50%                    |        |       | GSL - .01%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |    GARTMORE PENSION FUND     |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GNL - 50%                    |        |       | GSL - 1%                     |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |       |       GIL NOMINEES LTD.      |
                |       |    (GENERAL PARTNER)         |        |       |                              |
                |-------|                              |        |-------|                              |
                        | GIM - 50%                    |                | GIM - 50%                    |
                        | GSL - 50%                    |                | GSL - 50%                    |
                        --------------------------------                --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  :         |                 :                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 |                          | ----------------|----------------   ---------------------------------
 |                          | |     NATIONWIDE FINANCIAL      |   |      NGH LUXEMBOURG S.A.      |
 |                          | |            SP. ZO.O.          |   |            (LUX SA)           |
 |                          | |                               |   |                               |
 |                          | |                               | |-|Common Stock:    5,894 Shares  |
 |                          | | Common Stock: 40,950 Shares   | | |------------                   |
 |                          | | ------------                  | | |                 Cost          |
 |                          | |                               | | |                 -----         |
 |                          | | NGH - 100%                    | | |BRANCH-99.98%      115,470,723 |
 |                          | |                               | | |                   EURO        |
 |                          | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 |                          | --------------------------------- | ---------------------------------
 |                          | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 |                          | |      COMPANY LTD. (SIAM)      | | |                               |
 |                          |.|                               | |-|                               |
 |                            |                               | | |                               |
 |                            | NGH - 48.99%                  | | | LUX SA - 100%                 |
 |                            ----------------|---------------- | ---------------------------------
 |                                            :                 |
 |                                            :                 |
 | ------------------------   ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   |   |         THAI PRASIT           | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   |   |    NATIONWIDE COMPANY LTD.    | | |  - NGH BRASIL PARTICIPACOSES  |  |                             |
 | |         (GCM)        |   |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      |   |                               | |-|                               |  |       Shares      Cost      |
   |                      |   |                               | | |         Shares     Cost       |--|       ------      ----      |
   |                      |   |                               | | |         ------     -----      |  |NGH                          |
   | GIM - 99.99%         |   | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
   | GSL - .01%           |   | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
                  |                                             |                  |                                |
                  |                                             |                  |                                |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
   |   GARTMORE U.S. LT   |   |        PANEUROLIFE (PEL)      | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOSES SA |
   |         (GUS)        |   |                               | | |                               |  |           (DPSA)            |
   |                      |   | Common Stock: 1,300,000 Shares| | |         Shares     Cost       |  |       Shares      Cost      |
   |                      |   | -------------   Cost          |-| |         ------     -----      |  |       ------      ----      |
   |                      |   |                 ----          |   | NGH                           |  |NHSA  132,522,386 R14,723,256|
   |                      |   | LUX SA - 100%   3,817,832,685 |   | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
   | GCM - 100%           |   | LUF                           |   | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
   ---------------|--------   -----------------|---------------   ---------------------------------  ---------------|---------------
                  |                            |                                                                    |
                  |                            |                                                                    |
   ---------------|--------   -----------------|---------------                                      ---------------|---------------
   |    GARTMORE GLOBAL   |   |           VERTBOIS, SA        |                                      |  NATIONWIDE MARITIMA VIDA e |
   |       PARTNERS       |   |                               |                                      |        PREVIDENCIA SA       |
   |                      |   |                               |                                      | Common Stock:   134,822,225 |
   |                      |   |                               |                                      | ------------    Shares      |
   | GUS - 50%            |   | PEL - 99.99%                  |                                      |                             |
   | GSL - 50%            |   | LUX SA - .01%                 |                                      |                 Cost        |
   ------------------------   ---------------------------------                                      |                 ----        |
                                                                                                     | DSPA - 86.4%    R14,128,512 |
                                                                                                     -------------------------------








                                                                                        Subsidiary Companies--
                                                                                        Contractual Association--
                                                                                        Limited Liability Company--

                                                                                        September 30, 2001                   Page 3

Item 27.      NUMBER OF CONTRACT OWNERS
              The number of contract owners of Qualified and Non-Qualified Contracts as of February 12, 2001 was 3,781 and 1,836, respectively.

Item 28.      INDEMNIFICATION
              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio. Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER

              (a) Nationwide Investment Services Corporation ("NISC") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.

              (b)   NATIONWIDE INVESTMENT SERVICES CORPORATION
                           DIRECTORS AND OFFICERS

-------------------------------------------------------------------------------------------------------------------
                                                                     POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                         WITH UNDERWRITER
-------------------------------------------------------------------------------------------------------------------
W.G. Jurgensen                                              Chairman and Chief Executive Officer and
One Nationwide Plaza                                                        Director
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Joseph J. Gasper                                                   Chairman of the Board and
One Nationwide Plaza                                                        Director
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard A. Karas                                                   Vice Chairman and Director
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Duane C. Meek                                                              President
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Philip C. Gath                                                              Director
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                                             Director
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                                   Executive Vice President -
One Nationwide Plaza                                                Chief Financial Officer
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                                            Executive Vice President -
One Nationwide Plaza                                                Chief Investment Officer
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                              Senior Vice President and Treasurer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Barbara J. Shane                                              Vice President - Compliance Officer
Two Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Alan A. Todryk                                                     Vice President - Taxation
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
John F. Delaloye                                                      Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Glenn W. Soden                                               Associate Vice President and Secretary
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
E. Gary Berndt                                                        Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------

                   NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS

-------------------------------------------------------------------------------------------------------------------
                                                                     POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                         WITH UNDERWRITER
-------------------------------------------------------------------------------------------------------------------
Carol L. Dove
One Nationwide Plaza                          Associate Vice President -Treasury Services and Assistant Treasurer
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Terry C. Smetzer                                                      Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------



               (c)

----------------------------------------------------------------------------------------------------------------------
NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION
----------------------------------------------------------------------------------------------------------------------
Nationwide Investment          N/A                      N/A                     N/A                N/A
Services Corporation
----------------------------------------------------------------------------------------------------------------------

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life and Annuity Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS
              The Registrant hereby undertakes to:

              (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with a no-action letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VA Separate Account-A:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.


                                                                      KPMG LLP

Columbus, Ohio
April 26, 2001

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VA SEPARATE ACCOUNT-A certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment - 17, and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 22nd day of January, 2002.


                                    NATIONWIDE VA SEPARATE ACCOUNT-A
                             ------------------------------------------------
                                                 (Registrant)

                              NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                             ------------------------------------------------
                                                  (Depositor)

                                       By: /s/ STEVEN SAVINI, ESQ.
                             ------------------------------------------------
                                              Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 22nd day of January, 2002.



        SIGNATURE                            TITLE
        ---------                            -----
LEWIS J. ALPHIN                             Director
----------------------------
Lewis J. Alphin

A. I. BELL                                  Director
----------------------------
A. I. Bell

Yvonne M. Curl                              Director
----------------------------
Yvonne M. Curl

KENNETH D. DAVIS                            Director
----------------------------
Kenneth D. Davis

KEITH W. ECKEL                              Director
----------------------------
Keith W. Eckel

Willard J. Engel                            Director
----------------------------
Willard J. Engel

Fred C. Finney                              Director
----------------------------
Fred C. Finney

Joseph J. Gasper                 President and Chief Operating
----------------------------
Joseph J. Gasper                      Officer and Director

W.G. JURGENSEN                      Chief Executive Officer
----------------------------
W.G. Jurgensen                            And Director

David O. Miller                    Chairman of the Board and
----------------------------
David O. Miller                             Director

Ralph m. paige                              Director
----------------------------
Ralph M. Paige

James F. Patterson                          Director
----------------------------
James F. Patterson

Arden L. Shisler                            Director                  By /s/ STEVEN SAVINI
----------------------------                                       --------------------------
Arden L. Shisler                                                          Steven Savini
                                                                        Attorney-in-Fact
Robert L. Stewart                           Director
----------------------------
Robert L. Stewart
